Investment Risks	Dec. 31, 2025
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Risk Lose Money [Member]
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Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Bitcoin Risk [Member]
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Bitcoin Risk. Bitcoin remains a volatile and evolving asset subject to significant market fluctuations, uncertainty, and speculative investment interest. Although institutional participation, the development of regulated investment products, and broader market infrastructure have increased in recent years, the value of bitcoin continues to be influenced substantially by market sentiment, speculative demand, liquidity conditions and macroeconomic factors rather than traditional fundamental analysis. The further development and sustained acceptance of the Bitcoin network are dependent on a variety of complex factors, including technological developments, regulatory treatment, institutional participation, and broader public adoption. While regulatory oversight of bitcoin and digital asset markets has increased in certain jurisdictions, including the United States and Europe, the global regulatory environment remains fragmented and subject to change. Regulatory developments may include new legislation, enforcement actions against digital asset market participants, trading restrictions, taxation policies or changes in regulatory classification. Any such actions could materially affect the value, liquidity, or market structure of bitcoin. Bitcoin markets remain susceptible to fraud, market manipulation, theft, cybersecurity incidents and operational disruptions. Trading may occur on digital asset trading platforms that are not subject to the same regulatory oversight as traditional securities exchanges. Failures of market participants such as exchanges, custodians, lenders, or other intermediaries could negatively affect market confidence and liquidity. In addition, a significant concentration of bitcoin holdings among a relatively small number of holders may increase the risk that large transactions or coordinated trading activity could cause substantial price volatility. Technological risks remain inherent in bitcoin and the Bitcoin network. Although technological developments, including scaling technologies such as the Lightning Network, have sought to improve transaction efficiency and network usability, these technologies remain relatively new and may contain technical vulnerabilities, security risks, or operational limitations. Technical failures, software bugs, cyber attacks, or other disruptions could undermine confidence in the Bitcoin network and adversely affect the price of bitcoin. The potential for blockchain forks also continues to exist. Forks may occur when developers and network participants disagree regarding changes to the Bitcoin protocol. Such events could result in competing blockchain networks, market confusion, or dilution of value associated with bitcoin. Competition from alternative digital assets and blockchain networks remains significant. Other digital assets may offer technological features or use cases that differ from or improve upon those associated with bitcoin. Increased adoption of competing digital assets or payment systems could reduce demand for bitcoin and negatively affect its market value. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of bitcoin and could negatively impact the value of Bitcoin Futures Contracts.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Bitcoin Futures Contracts Risk [Member]
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Bitcoin Futures Contracts Risk. The market for Bitcoin Futures Contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the market has grown substantially since Bitcoin Futures Contracts commenced trading, there can be no assurance that this growth will continue. The price for Bitcoin Futures Contracts is based on a number of factors, including the supply of and the demand for Bitcoin Futures Contracts. Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for Bitcoin Futures Contracts. Additionally, due to the high margin requirements that are unique to Bitcoin Futures Contracts, the Fund may experience difficulty maintaining the desired level of exposure to Bitcoin Futures Contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like Bitcoin Futures Contracts may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Investment Strategy Risk [Member]
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Investment Strategy Risk. The Fund invests in Bitcoin Futures Contracts. The Fund does not invest directly in or hold bitcoin. As a result, the price of Bitcoin Futures Contracts should be expected to differ from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund should be expected to perform differently from the spot price of bitcoin. These differences could be significant.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Volatility Risk [Member]
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Volatility Risk. The price of bitcoin remains highly volatile and subject to significant price fluctuations. While recent increases in institutional adoption, clearer regulatory frameworks, and broader market acceptance have contributed to greater stability relative to earlier periods, the price of bitcoin continues to be influenced by rapid shifts in market sentiment, regulatory developments, macroeconomic conditions, technological advancements, and unforeseen events. The market price of bitcoin has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Given the evolving nature of digital asset markets, price volatility may be amplified by external factors such as changes in global financial markets, geopolitical events, regulatory enforcement actions, or significant technological or security incidents. Furthermore, speculative trading, leveraged positions, and derivatives markets tied to bitcoin continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses. Consequently, investments linked directly or indirectly to bitcoin, including Bitcoin Futures Contracts, may experience heightened volatility compared to traditional investment products.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Liquidity Risk [Member]
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Liquidity Risk. The market for Bitcoin Futures Contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Bitcoin Futures Contracts, which could decrease the correlation between the performance of Bitcoin Futures Contracts and the “spot” price of bitcoin. To the extent that the Fund utilizes swap agreements, such instruments are especially subject to liquidity risk.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Bitcoin Futures Contracts Capacity Risk [Member]
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Bitcoin Futures Contracts Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin Futures Contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the Bitcoin Futures Contracts market, a disruption to the Bitcoin Futures Contracts market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. Any disruption in the Fund’s ability to obtain exposure to Bitcoin Futures Contracts will cause the Fund’s performance to deviate from the performance of Bitcoin Futures Contracts, and consequently, bitcoin. Additionally, the ability of the Fund to obtain exposure to Bitcoin Futures Contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Cost of Futures Investment Risk [Member]
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Cost of Futures Investment Risk. When a Bitcoin Futures Contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell the Bitcoin Futures Contract and use the proceeds to buy a Bitcoin Futures Contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. Bitcoin Futures Contracts have historically experienced extended periods of contango. Contango in the Bitcoin Futures Contracts market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Futures Contracts, and the Fund, to underperform the spot price of bitcoin. Both contango and backwardation would reduce the Fund’s correlation to the spot price of bitcoin and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Bitcoin Futures Contracts.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Trend-Following Investing Risk [Member]
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Trend-Following Investing Risk. The Fund employs a “trend-following” style of investing based upon bitcoin’s 10-day and 20-day exponential moving average price. The price movement of bitcoin, has been, and may continue to be, driven largely by speculation and thus may not track the underlying health and performance of the Bitcoin blockchain and its protocol in terms of hash rate, active addresses, transaction volume, etc. Any disconnect between the trading price of bitcoin and the fundamentals of the Bitcoin blockchain and its protocol may cause the Fund to miss key underlying trends and thus may ultimately impair its ability to enhance risk-adjusted returns and decrease the downside risk associated with investments in bitcoin-linked instruments. Additionally, bitcoin price trends can change quickly and while positive price movement in bitcoin may cause the Fund to allocate its exposure to Bitcoin Futures Contracts, that positive trend may not continue and Bitcoin Futures Contracts could experience more volatility than the market as a whole. Conversely, negative price movement in bitcoin may cause the Fund to allocate its exposure to U.S. Treasury securities and the Fund may miss out on gains experienced by bitcoin prior to the Fund’s exposure switching back to Bitcoin Futures Contracts. In addition, there may be periods when the trend-following style of investing is out of favor and the investment performance of the Fund may suffer.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser make for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Active Market Risk [Member]
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Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Borrowing Risk [Member]
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Borrowing Risk. The Fund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Clearing Broker Risk [Member]
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Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable have its orders for Bitcoin Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of bitcoin and may result in the proportion of Bitcoin Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Commodity Regulatory Risk [Member]
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Commodity Regulatory Risk. The Fund’s use of commodities futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Concentration Risk [Member]
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to bitcoin.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Counterparty Risk [Member]
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Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Current Market Conditions Risk [Member]
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Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Futures Contracts Risk [Member]
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Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling Bitcoin Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Leverage Risk [Member]
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Leverage Risk. The Fund seeks to achieve and maintain the exposure to the spot price of bitcoin by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Money Market Instruments Risk [Member]
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Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Reverse Repurchase Agreements Risk [Member]
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Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Structural ETF Risks [Member]
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Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Cash purchases and redemptions may increase transaction costs which may decrease the Fund’s net asset value to the extent the costs are not offset by a transaction fee payable by an authorized participant. The relatively high costs associated with obtaining exposure to Bitcoin Futures Contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a taxable gain or loss.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Swap Agreements Risk [Member]
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Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as bitcoin). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Bitcoin Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF | Valuation Risk [Member]
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Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Bitcoin Risk [Member]
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Risk [Text Block]

Bitcoin Risk. Bitcoin remains a volatile and evolving asset subject to significant market fluctuations, uncertainty, and speculative investment interest. Although institutional participation, the development of regulated investment products, and broader market infrastructure have increased in recent years, the value of bitcoin continues to be influenced substantially by market sentiment, speculative demand, liquidity conditions and macroeconomic factors rather than traditional fundamental analysis. The further development and sustained acceptance of the Bitcoin network are dependent on a variety of complex factors, including technological developments, regulatory treatment, institutional participation, and broader public adoption. While regulatory oversight of bitcoin and digital asset markets has increased in certain jurisdictions, including the United States and Europe, the global regulatory environment remains fragmented and subject to change. Regulatory developments may include new legislation, enforcement actions against digital asset market participants, trading restrictions, taxation policies or changes in regulatory classification. Any such actions could materially affect the value, liquidity, or market structure of bitcoin. Bitcoin markets remain susceptible to fraud, market manipulation, theft, cybersecurity incidents and operational disruptions. Trading may occur on digital asset trading platforms that are not subject to the same regulatory oversight as traditional securities exchanges. Failures of market participants such as exchanges, custodians, lenders, or other intermediaries could negatively affect market confidence and liquidity. In addition, a significant concentration of bitcoin holdings among a relatively small number of holders may increase the risk that large transactions or coordinated trading activity could cause substantial price volatility. Technological risks remain inherent in bitcoin and the Bitcoin network. Although technological developments, including scaling technologies such as the Lightning Network, have sought to improve transaction efficiency and network usability, these technologies remain relatively new and may contain technical vulnerabilities, security risks, or operational limitations. Technical failures, software bugs, cyber attacks, or other disruptions could undermine confidence in the Bitcoin network and adversely affect the price of bitcoin. The potential for blockchain forks also continues to exist. Forks may occur when developers and network participants disagree regarding changes to the Bitcoin protocol. Such events could result in competing blockchain networks, market confusion, or dilution of value associated with bitcoin. Competition from alternative digital assets and blockchain networks remains significant. Other digital assets may offer technological features or use cases that differ from or improve upon those associated with bitcoin. Increased adoption of competing digital assets or payment systems could reduce demand for bitcoin and negatively affect its market value. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of bitcoin and could negatively impact the value of Bitcoin Futures Contracts.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Ether Risk [Member]
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Risk [Text Block]

Ether Risk. Ether is subject to significant volatility, rapid price fluctuations, and uncertainty. Although ether has experienced increased institutional attention, technological development, and broader adoption in recent years, its value continues to be influenced by market sentiment, speculative investment activity, macroeconomic conditions, and technological developments rather than traditional fundamental analysis. The Ethereum blockchain is an evolving technology platform that continues to undergo significant upgrades intended to improve scalability, security, and functionality. In recent years, the Ethereum network transitioned from a Proof of Work consensus mechanism to a Proof of Stake consensus mechanism. Additional upgrades and scalability solutions, including rollups and other Layer 2 technologies, continue to be developed and implemented. While these developments are intended to enhance network efficiency and usability, technological changes introduce risks including coding errors, software vulnerabilities, delays in development, network disruptions, or unintended economic consequences that could negatively affect investor confidence, network adoption, or the value of ether. The regulatory environment for ether and the Ethereum blockchain remains uncertain and continues to evolve globally. Regulatory authorities may take differing or inconsistent approaches regarding the classification, trading, custody or taxation of ether. Regulatory actions may include enforcement proceedings, new legislation or regulatory guidance affecting digital asset markets. Changes in the regulatory classification of ether, including the possibility that ether could be treated differently under securities, commodities, or other regulatory regimes, could materially affect ether’s value, liquidity, or market perception. The Ethereum ecosystem relies extensively on smart contracts and decentralized applications that operate on the Ethereum blockchain. Smart contracts are computer code designed to automatically execute transactions or other functions. Although smart contracts enable a wide range of decentralized finance and blockchain applications, they are subject to risks including coding vulnerabilities, exploitation, hacking incidents, and design flaws. Security breaches involving decentralized finance platforms, decentralized exchanges, or other smart contract based systems have resulted in significant financial losses in the past and could negatively affect market sentiment, investor confidence, and the value of ether. Competition from other blockchain networks remains significant. Alternative Layer 1 blockchain platforms, including networks such as Solana, Avalanche, Cardano, Polkadot, and others, may offer technological advantages such as faster transaction speeds, lower fees, improved scalability or specialized features. The successful adoption and development of competing blockchain ecosystems could reduce Ethereum’s market share, developer activity, or network usage and could negatively affect the long-term value of ether. The Ethereum network may also face governance risks. Decisions regarding protocol upgrades, network parameters or other changes are generally determined through decentralized processes involving developers, validators and other network participants. Disagreements among participants or failures to achieve consensus could lead to contentious blockchain forks, fragmentation of the network, or diminished market confidence Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of ether and could negatively impact the value of Ether Futures Contracts.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Bitcoin and Ether Futures Contracts Risk [Member]
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Bitcoin and Ether Futures Contracts Risk. The market for Bitcoin and Ether Futures Contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the market for each has grown substantially since Bitcoin and Ether Futures Contracts commenced trading, there can be no assurance that this growth will continue. The price for Bitcoin and Ether Futures Contracts is based on a number of factors, including the supply of and the demand for Bitcoin and Ether Futures Contracts. Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for Bitcoin and Ether Futures Contracts. Additionally, due to the high margin requirements that are unique to Bitcoin and Ether Futures Contracts, the Fund may experience difficulty maintaining the desired level of exposure to Bitcoin and Ether Futures Contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like Bitcoin and Ether Futures Contracts may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Investment Strategy Risk [Member]
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Investment Strategy Risk. The Fund invests in Bitcoin and Ether Futures Contracts. The Fund does not invest directly in or hold either bitcoin or ether. As a result, the price of Bitcoin and Ether Futures Contracts should be expected to differ from the current cash price of bitcoin or ether, which is sometimes referred to as the “spot” price of bitcoin or ether. Consequently, the performance of the Fund should be expected to perform differently from the spot price of bitcoin or ether. These differences could be significant.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Volatility Risk [Member]
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Volatility Risk. The price of both bitcoin and ether remains highly volatile and subject to significant price fluctuations. While recent increases in institutional adoption, clearer regulatory frameworks, and broader market acceptance have contributed to greater stability relative to earlier periods, the price of both bitcoin and ether continues to be influenced by rapid shifts in market sentiment, regulatory developments, macroeconomic conditions, technological advancements, and unforeseen events. The market price of both bitcoin and ether has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Given the evolving nature of digital asset markets, price volatility may be amplified by external factors such as changes in global financial markets, geopolitical events, regulatory enforcement actions, or significant technological or security incidents. Furthermore, speculative trading, leveraged positions, and derivatives markets tied to ether continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses. Consequently, investments linked directly or indirectly to bitcoin or ether, including Bitcoin and Ether Futures Contracts, may experience heightened volatility compared to traditional investment products.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Liquidity Risk [Member]
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Liquidity Risk. The market for Bitcoin and Ether Futures Contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Bitcoin and Ether Futures Contracts, which could decrease the correlation between the performance of Bitcoin and Ether Futures Contracts and the “spot” price of bitcoin or ether. To the extent that the Fund utilizes swap agreements, such instruments are especially subject to liquidity risk.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Bitcoin and Ether Futures Contracts Capacity Risk [Member]
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Risk [Text Block]

Bitcoin and Ether Futures Contracts Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin and Ether Futures Contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the Bitcoin and Ether Futures Contracts market, a disruption to the Bitcoin and Ether Futures Contracts market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. Any disruption in the Fund’s ability to obtain exposure to Bitcoin and Ether Futures Contracts will cause the Fund’s performance to deviate from the performance of Bitcoin and Ether Futures Contracts, and consequently, bitcoin and ether. Additionally, the ability of the Fund to obtain exposure to Bitcoin and Ether Futures Contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Cost of Futures Investment Risk [Member]
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Risk [Text Block]

Cost of Futures Investment Risk. When an Ether Futures Contract or Bitcoin Futures Contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell the Ether Futures Contract or Bitcoin Futures Contract and use the proceeds to buy an Ether Futures Contract or Bitcoin Futures Contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. Bitcoin and Ether Futures Contracts have historically experienced extended periods of contango. Contango in the Bitcoin and Ether Futures Contracts market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin and Ether Futures Contracts, and the Fund, to underperform the spot price of bitcoin or ether. Both contango and backwardation would reduce the Fund’s correlation to the spot price of bitcoin or ether and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Bitcoin and Ether Futures Contracts.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Trend-Following Investing Risk [Member]
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Trend-Following Investing Risk. The Fund employs a “trend-following” style of investing based upon bitcoin’s 10-day and 20-day exponential moving average price. The price movement of bitcoin, has been, and may continue to be, driven largely by speculation and thus may not track the underlying health and performance of the Bitcoin blockchain and its protocol in terms of hash rate, active addresses, transaction volume, etc. Any disconnect between the trading price of bitcoin and the fundamentals of the Bitcoin blockchain and its protocol may cause the Fund to miss key underlying trends and thus may ultimately impair its ability to enhance risk-adjusted returns and decrease the downside risk associated with investments in bitcoin-linked instruments.

Additionally, the Fund’s allocation to Ether Futures Contracts is entirely dependent on the price movement of bitcoin. Accordingly, the Fund’s strategy of focusing on the price of bitcoin increases the likelihood that the Fund will miss key underlying trends related to the Ethereum blockchain and its native crypto asset ether. Despite the high correlation between the price movements of bitcoin and ether historically, the material differences between the Bitcoin blockchain and Ethereum blockchain, including in terms of their consensus mechanisms and technical designs, may ultimately translate to a lower correlation between the price movements of bitcoin and ether, which would further impair the Fund’s investment strategy.

Lastly, bitcoin price trends can change quickly and while positive price movement in bitcoin may cause the Fund to allocate its exposure to Bitcoin and Ether Futures Contracts, that positive trend may not continue and Bitcoin and Ether Futures Contracts could experience more volatility than the market as a whole. Conversely, negative price movement in bitcoin may cause the Fund to allocate its exposure to U.S. Treasury securities and the Fund may miss out on gains experienced by bitcoin prior to the Fund’s exposure switching back to Bitcoin and Ether Futures Contracts. In addition, there may be periods when the trend-following style of investing is out of favor and the investment performance of the Fund may suffer.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Active Management Risk [Member]
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Risk [Text Block]

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Active Market Risk [Member]
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Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Borrowing Risk [Member]
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Borrowing Risk. The Fund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Clearing Broker Risk [Member]
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Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable have its orders for Bitcoin and Ether Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of bitcoin or ether and may result in the proportion of Bitcoin and Ether Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Commodity Regulatory Risk [Member]
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Commodity Regulatory Risk. The Fund’s use of commodities futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Concentration Risk [Member]
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to bitcoin or ether. The price movements of bitcoin and ether have historically been highly correlated, with the returns of ether generally being more volatile (ether tends to rise more than bitcoin on days when bitcoin rises and tends to fall more than bitcoin on days when bitcoin falls). The high correlation of bitcoin and ether – along with ether’s high volatility relative to bitcoin – suggests that combining instruments that provide exposure to bitcoin and ether into a single portfolio may not convey benefits commonly associated with diversification, including reduced risk and enhanced risk-adjusted returns. Additionally, the high correlation of the two assets means that negative events associated with either asset may impact the price of the other asset as well.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Counterparty Risk [Member]
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Risk [Text Block]

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Current Market Conditions Risk [Member]
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Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Futures Contracts Risk [Member]
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Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling Bitcoin and Ether Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Leverage Risk [Member]
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Leverage Risk. The Fund seeks to achieve and maintain the exposure to the spot price of bitcoin and ether by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Market Risk [Member]
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Market Risk. The prices of bitcoin, ether, Bitcoin Futures Contracts and Ether Futures Contracts have historically been highly volatile. The value of the Fund’s investments in Bitcoin and Ether Futures Contracts and other instruments that provide exposure to bitcoin and ether – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Money Market Instruments Risk [Member]
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Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Structural ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as bitcoin or ether). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Tax Risk [Member]
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Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Bitcoin and Ether Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin and Ether Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | U.S. Government Securities Risk [Member]
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Risk [Text Block]

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF | Valuation Risk [Member]
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Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Ether Risk [Member]
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Risk [Text Block]

Ether Risk. Ether is subject to significant volatility, rapid price fluctuations, and uncertainty. Although ether has experienced increased institutional attention, technological development, and broader adoption in recent years, its value continues to be influenced by market sentiment, speculative investment activity, macroeconomic conditions, and technological developments rather than traditional fundamental analysis. The Ethereum blockchain is an evolving technology platform that continues to undergo significant upgrades intended to improve scalability, security, and functionality. In recent years, the Ethereum network transitioned from a Proof of Work consensus mechanism to a Proof of Stake consensus mechanism. Additional upgrades and scalability solutions, including rollups and other Layer 2 technologies, continue to be developed and implemented. While these developments are intended to enhance network efficiency and usability, technological changes introduce risks including coding errors, software vulnerabilities, delays in development, network disruptions, or unintended economic consequences that could negatively affect investor confidence, network adoption, or the value of ether. The regulatory environment for ether and the Ethereum blockchain remains uncertain and continues to evolve globally. Regulatory authorities may take differing or inconsistent approaches regarding the classification, trading, custody or taxation of ether. Regulatory actions may include enforcement proceedings, new legislation or regulatory guidance affecting digital asset markets. Changes in the regulatory classification of ether, including the possibility that ether could be treated differently under securities, commodities, or other regulatory regimes, could materially affect ether’s value, liquidity, or market perception. The Ethereum ecosystem relies extensively on smart contracts and decentralized applications that operate on the Ethereum blockchain. Smart contracts are computer code designed to automatically execute transactions or other functions. Although smart contracts enable a wide range of decentralized finance and blockchain applications, they are subject to risks including coding vulnerabilities, exploitation, hacking incidents, and design flaws. Security breaches involving decentralized finance platforms, decentralized exchanges, or other smart contract based systems have resulted in significant financial losses in the past and could negatively affect market sentiment, investor confidence, and the value of ether. Competition from other blockchain networks remains significant. Alternative Layer 1 blockchain platforms, including networks such as Solana, Avalanche, Cardano, Polkadot, and others, may offer technological advantages such as faster transaction speeds, lower fees, improved scalability or specialized features. The successful adoption and development of competing blockchain ecosystems could reduce Ethereum’s market share, developer activity, or network usage and could negatively affect the long-term value of ether. The Ethereum network may also face governance risks. Decisions regarding protocol upgrades, network parameters or other changes are generally determined through decentralized processes involving developers, validators and other network participants. Disagreements among participants or failures to achieve consensus could lead to contentious blockchain forks, fragmentation of the network, or diminished market confidence. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of ether and could negatively impact the value of Ether Futures Contracts.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Ether Futures Contracts Risk [Member]
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Risk [Text Block]

Ether Futures Contracts Risk. The market for Ether Futures Contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the market has grown substantially since Ether Futures Contracts commenced trading, there can be no assurance that this growth will continue. The price for Ether Futures Contracts is based on a number of factors, including the supply of and the demand for Ether Futures Contracts. Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for Ether Futures Contracts. Additionally, due to the high margin requirements that are unique to Ether Futures Contracts, the Fund may experience difficulty maintaining the desired level of exposure to Ether Futures Contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like Ether Futures Contracts may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Investment Strategy Risk [Member]
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Risk [Text Block]

Investment Strategy Risk. The Fund invests in Ether Futures Contracts. The Fund does not invest directly in or hold ether. As a result, the price of Ether Futures Contracts should be expected to differ from the current cash price of ether, which is sometimes referred to as the “spot” price of ether. Consequently, the performance of the Fund should be expected to perform differently from the spot price of ether. These differences could be significant.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Volatility Risk [Member]
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Volatility Risk. The price of ether remains highly volatile and subject to significant price fluctuations. While recent increases in institutional adoption, clearer regulatory frameworks, and broader market acceptance have contributed to greater stability relative to earlier periods, the price of ether continues to be influenced by rapid shifts in market sentiment, regulatory developments, macroeconomic conditions, technological advancements, and unforeseen events. The market price of ether has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Given the evolving nature of digital asset markets, price volatility may be amplified by external factors such as changes in global financial markets, geopolitical events, regulatory enforcement actions, or significant technological or security incidents. Furthermore, speculative trading, leveraged positions, and derivatives markets tied to ether continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses. Consequently, investments linked directly or indirectly to ether, including Ether Futures Contracts, may experience heightened volatility compared to traditional investment products.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. The market for Ether Futures Contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Ether Futures Contracts, which could decrease the correlation between the performance of Ether Futures Contracts and the “spot” price of ether. To the extent that the Fund utilizes swap agreements, such instruments are especially subject to liquidity risk.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Ether Futures Contracts Capacity Risk [Member]
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Risk [Text Block]

Ether Futures Contracts Capacity Risk. If the Fund’s ability to obtain exposure to Ether Futures Contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the Ether Futures Contracts market, a disruption to the Ether Futures Contracts market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.

Any disruption in the Fund’s ability to obtain exposure to Ether Futures Contracts will cause the Fund’s performance to deviate from the performance of Ether Futures Contracts, and consequently, ether. Additionally, the ability of the Fund to obtain exposure to Ether Futures Contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Cost of Futures Investment Risk [Member]
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Cost of Futures Investment Risk. When an Ether Futures Contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell the Ether Futures Contract and use the proceeds to buy an Ether Futures Contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. Ether Futures Contracts have historically experienced extended periods of contango. Contango in the Ether Futures Contracts market may have a significant adverse impact on the performance of the Fund and may cause Ether Futures Contracts, and the Fund, to underperform the spot price of ether. Both contango and backwardation would reduce the Fund’s correlation to the spot price of ether and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month Ether Futures Contracts.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Trend-Following Investing Risk [Member]
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Risk [Text Block]

Trend-Following Investing Risk. The Fund employs a “trend-following” style of investing based upon ether’s 10-day and 20-day exponential moving average price. The price movement of ether, has been, and may continue to be, driven largely by speculation and thus may not track the underlying health and performance of the Ethereum blockchain and its protocol in terms of hash rate, active addresses, transaction volume, etc. Any disconnect between the trading price of ether and the fundamentals of the Ethereum blockchain and its protocol may cause the Fund to miss key underlying trends and thus may ultimately impair its ability to enhance risk-adjusted returns and decrease the downside risk associated with investments in ether-linked instruments. Additionally, ether price trends can change quickly and while positive price movement in ether may cause the Fund to allocate its exposure to Ether Futures Contracts, that positive trend may not continue and Ether Futures Contracts could experience more volatility than the market as a whole. Conversely, negative price movement in ether may cause the Fund to allocate its exposure to U.S. Treasury securities and the Fund may miss out on gains experienced by ether prior to the Fund’s exposure switching back to Ether Futures Contracts. In addition, there may be periods when the trend-following style of investing is out of favor and the investment performance of the Fund may suffer.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Active Management Risk [Member]
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Risk [Text Block]

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Active Market Risk [Member]
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Risk [Text Block]

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Borrowing Risk [Member]
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Risk [Text Block]

Borrowing Risk. The Fund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Clearing Broker Risk [Member]
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Risk [Text Block]

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable have its orders for Ether Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of ether and may result in the proportion of Ether Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Commodity Regulatory Risk [Member]
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Risk [Text Block]

Commodity Regulatory Risk. The Fund’s use of commodities futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Concentration Risk [Member]
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Risk [Text Block]

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to ether.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Counterparty Risk [Member]
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Risk [Text Block]

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Current Market Conditions Risk [Member]
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Risk [Text Block]

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling Ether Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Legislation and Litigation Risk [Member]
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Risk [Text Block]

Legislation and Litigation Risk. Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests. In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of the Shares. Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Leverage Risk [Member]
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Risk [Text Block]

Leverage Risk. The Fund seeks to achieve and maintain the exposure to the spot price of ether by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Money Market Instruments Risk [Member]
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Risk [Text Block]

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Operational Risk [Member]
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Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Structural ETF Risks [Member]
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Risk [Text Block]

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Subsidiary Investment Risk [Member]
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Risk [Text Block]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 Act protections.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Swap Agreements Risk [Member]
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Swap Agreements Risk. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as ether). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the underlying reference asset. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Tax Risk [Member]
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Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Fund Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Ether Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Ether Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | U.S. Government Securities Risk [Member]
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Risk [Text Block]

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF | Valuation Risk [Member]
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Risk [Text Block]

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Bitwise Web3 ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise Web3 ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise Web3 ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise Web3 ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise Web3 ETF | Emerging Technologies Risk [Member]
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Emerging Technologies Risk. The Fund invests in certain companies because of their use of emerging technologies associated with Web3. All of the risks associated with such technologies may not fully emerge until the technology is more widely used. The regulatory environment surrounding new technologies is often unclear. There is often uncertainty regarding the application of existing regulation and there can be no guarantee that new regulations will not be enacted that prohibit the use of a technology, modify its application, inhibit a technology’s widespread adoption or prevent a company from realizing all of its potential benefits. Companies that initially develop or adopt a novel technology may not be able to capitalize on it and there is no assurance that a company will derive any significant revenue from it in the future. An emerging technology may constitute a small portion of a company’s overall business and the success of a technology may not significantly affect the value of the equity securities issued by the company. In addition, a company’s stock price may be overvalued by market participants that value the company’s securities based upon expectations of a technology that are never realized.

Bitwise Web3 ETF | Asset Class Risk [Member]
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Asset Class Risk. Securities and other assets in the Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Bitwise Web3 ETF | Blockchain and Cryptocurrency Ecosystem Risk [Member]
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Blockchain and Cryptocurrency Ecosystem Risk. The technology relating to the blockchain and cryptocurrency industry ecosystem is new and developing and the risks associated with crypto assets may not fully emerge until the technology is widely used. Technologies utilizing cryptography are used by companies to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. Cryptography refers to a set of techniques designed to allow for secure communication in the presence of adversarial behavior. Blockchain is a well-known example of a technology that relies on cryptography. A blockchain is comprised of unchangeable, digitally recorded data in packages called “blocks.” These digitally recorded blocks of data are stored in a linear “chain.” Each block in the chain contains data (e.g., a transaction), that is cryptographically connected to the previous block in the chain, ensuring all data in the overall “blockchain” has not been tampered with and remains unchanged. The cryptographic keys necessary to transact a crypto asset may be subject to theft, loss, or destruction, which could adversely affect a company’s business or operations if it were dependent on such an asset. Competing platforms and technologies may be developed such that consumers or investors use an alternative to crypto assets. There may be risks posed by the lack of regulation for crypto assets and any future regulatory developments could affect the viability and expansion of the use of blockchain and cryptocurrency technologies. Recently, U.S. securities regulators have brought actions against companies operating in the blockchain and cryptocurrency industry ecosystem for violations of U.S. securities laws. To the extent such an action is brought against a company held by the Fund, the value of such a holding could decrease significantly. Because companies operating in the blockchain and cryptocurrency industry ecosystem may operate across many national boundaries and regulatory jurisdictions, it is possible that such companies may be subject to widespread and inconsistent regulation. Blockchain and cryptocurrency industry companies that rely on third party products may be subject to technical defects or vulnerabilities beyond a company’s control. Because many crypto assets do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of volatility, fraud or manipulation. The values of certain companies included in the Fund’s portfolio may not entirely be a reflection of their connection to the blockchain and cryptocurrency industry ecosystem, but may be based on other business operations. In addition, these companies may engage in other lines of business unrelated to the blockchain and cryptocurrency industry ecosystem and these lines of business could adversely affect their operating results. Such companies may be engaged in activities traditionally comprising the information technology sector and financial sectors. These companies also may not be able to develop crypto technology applications or may not be able to capitalize on those applications. Technologies also may never be fully implemented, which could adversely affect an investment in such companies. Companies that use crypto technologies may be subject to cybersecurity risk. In addition, certain features of blockchain and cryptocurrency industry technologies, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of crypto technologies and adversely affect companies included in the Fund’s portfolio. Blockchain and cryptocurrency industry companies may be subject to the risks posed by conflicting intellectual property claims, which may reduce confidence in the viability of a crypto asset. Certain of the Fund’s investments, including investments in companies with direct holdings of crypto assets may be subject to the risks associated with investing in such assets. Such companies may be subject to the risk that: the technology that facilitates the transfer of the crypto asset could fail; the decentralized, open source protocol of the blockchain network utilized by a company held by the Fund could be affected by Internet connectivity disruptions, fraud, consensus failures or cybersecurity attacks; such network may not be adequately maintained by its participants; because crypto assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a crypto asset; the price of a crypto asset may be impacted by the transactions of a small number of holders of such asset; and that a crypto asset will decline in popularity, acceptance or use, thereby impairing its price.

Bitwise Web3 ETF | Communication Services Companies Risk [Member]
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Communication Services Companies Risk. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Bitwise Web3 ETF | Concentration Risk [Member]
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

Bitwise Web3 ETF | Currency Risk [Member]
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Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

Bitwise Web3 ETF | Current Market Conditions Risk [Member]
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Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise Web3 ETF | Cybersecurity Risk [Member]
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Risk [Text Block]

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise Web3 ETF | Depositary Receipts Risk [Member]
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Risk [Text Block]

Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Bitwise Web3 ETF | Emerging Markets Risk [Member]
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Risk [Text Block]

Emerging Markets Risk. Investments in securities issued by governments and companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. Investments in emerging markets securities are generally considered speculative in nature and are subject to the following heightened risks: smaller market capitalization of securities markets which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; rapid inflation; and currency convertibility issues. Emerging market countries also often have less uniformity in accounting and reporting requirements, unsettled securities laws, unreliable securities valuation and greater risk associated with custody of securities. Financial and other reporting by companies and government entities also may be less reliable in emerging market countries. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in emerging market countries or for U.S. authorities to pursue. Furthermore, investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Bitwise Web3 ETF | Equity Securities Risk [Member]
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Risk [Text Block]

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Bitwise Web3 ETF | Information Technology Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Companies Risk. Information technology companies produce and provide hardware, software and information technology systems and services. These companies may be adversely affected by rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new competitive product introductions and changing customer tastes. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also heavily rely on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Bitwise Web3 ETF | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Bitwise Web3 ETF | National Closed Market Trading Risk [Member]
Prospectus [Line Items]
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National Closed Market Trading Risk. To the extent that the underlying securities and/or other assets held by the Fund trade on non-U.S. exchanges or in non-U.S. markets that may be closed when the securities exchange on which Fund Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed non-U.S. market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities and/or other assets trade on that closed non-U.S. market or when the non-U.S. market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Bitwise Web3 ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
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Non-Diversification Risk. As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise Web3 ETF | Non-U.S. Securities Risk [Member]
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Non-U.S. Securities Risk. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Bitwise Web3 ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise Web3 ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
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Passive Investment Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. Additionally, the Fund’s return may not match the return of the Index for a number of reasons. The Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Index. The Fund’s portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. Additionally, although the Fund follows a defined Index rebalance schedule, the Index Provider could determine to suspend or delay a rebalance to a market event, during which time the Fund’s index tracking error may be heightened and could negatively impact investors. Lastly, a stock included in the Index may not exhibit the factor trait or provide specific factor exposure for which it was selected, and consequently, the Fund’s holdings may not exhibit returns consistent with that factor trait.

Bitwise Web3 ETF | Small- and Mid-Capitalization Companies Risk [Member]
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Small- and Mid-Capitalization Companies Risk. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bitwise Web3 ETF | Structural ETF Risks [Member]
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Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise COIN Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise COIN Option Income Strategy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise COIN Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise COIN Option Income Strategy ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise COIN Option Income Strategy ETF | Covered Call Strategy Risk [Member]
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Risk [Text Block]

Covered Call Strategy Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of COIN is derived through options exposure, rather than direct holdings of the shares of COIN. Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of COIN may not be as precise as if the Fund were directly holding shares of COIN.

Bitwise COIN Option Income Strategy ETF | COIN Investing Risks [Member]
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Risk [Text Block]

COIN Investing Risks. The Fund will have significant exposure to COIN through its investments in options contracts that utilize COIN as the reference asset. Accordingly, the Fund will be subject to the risks of COIN, set forth below.

COIN-Issuer Specific Risks. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, COIN faces risks associated with companies in the financials sector, as well as those relating to the “digital asset industry ecosystem.” The technology relating to the digital asset industry ecosystem is new and developing and the risks associated with digital assets may not fully emerge until the technology is widely used. Technologies utilizing cryptography are used by companies to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. Cryptography refers to a set of techniques designed to allow for secure communication in the presence of adversarial behavior. Blockchain is a well-known example of a technology that relies on cryptography. A blockchain is comprised of unchangeable, digitally recorded data in packages called “blocks.” These digitally recorded blocks of data are stored in a linear “chain.” Each block in the chain contains data (e.g., a transaction), that is cryptographically connected to the previous block in the chain, ensuring all data in the overall “blockchain” has not been tampered with and remains unchanged. The cryptographic keys necessary to transact a digital asset may be subject to theft, loss, or destruction, which could adversely affect a company’s business or operations if it were dependent on such an asset. Competing platforms and technologies may be developed such that consumers or investors use an alternative to digital assets. There may be risks posed by the lack of regulation for digital assets and any future regulatory developments could affect the viability and expansion of the use of crypto technologies. Recently, U.S. securities regulators have brought actions against companies operating in the crypto industry ecosystem for violations of U.S. securities laws. To the extent such an action is brought against a company held by the Fund, the value of such a holding could decrease significantly. Because companies operating in the crypto industry ecosystem may operate across many national boundaries and regulatory jurisdictions, it is possible that such companies may be subject to widespread and inconsistent regulation. Companies operating in the digital asset industry ecosystem that rely on third party products may be subject to technical defects or vulnerabilities beyond a company’s control. Because many digital assets do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of volatility, fraud or manipulation. In addition, these companies may engage in other lines of business unrelated to the crypto industry ecosystem, and these lines of business could adversely affect their operating results. Such companies may be engaged in activities traditionally comprising the information technology sector and financials sector. These companies also may not be able to develop crypto technology applications or may not be able to capitalize on those applications. Technologies may also never be fully implemented, which could adversely affect an investment in such companies. Companies that use crypto technologies may be subject to cybersecurity risk. In addition, certain features of digital asset industry technologies, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. A significant disruption of internet connectivity affecting large numbers of users or geographic areas could impede the functionality of crypto technologies. Companies that use crypto technologies may be subject to the risks posed by conflicting intellectual property claims, which may reduce confidence in the viability of a digital asset.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Digital Asset Trading Platforms Risk. Digital asset platforms, such as COIN, are relatively new and, in some cases, unregulated. Many operate outside the United States. Furthermore, while many prominent digital asset platforms provide the public with significant information regarding their ownership structure, management teams, corporate practices and regulatory compliance, many digital asset platforms do not provide this information. Digital asset platforms may not be subject to, or may not comply with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. As a result, the marketplace may lose confidence in digital asset platforms, including prominent platforms that handle a significant volume of bitcoin trading.

Many digital asset platforms are unlicensed, may be unregulated, may be subject to regulation in a relevant jurisdiction but may or may not be in compliance therewith, may operate without extensive supervision by governmental authorities, and may not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. In particular, those located outside the United States may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions and may take the position that they are not subject to laws and regulations that would apply to a national securities exchange or designated contract market in the United States, or may, as a practical matter, be beyond the ambit of U.S. regulators.

In addition, over the past several years, some digital asset platforms have been closed due to fraud and manipulative activity, business failure, or security breaches. In many of these instances, the customers of such digital asset platforms were not compensated or made whole for the partial or complete losses of their account balances in such digital asset platforms. While, generally speaking, smaller digital asset platforms are less likely to have the infrastructure and capitalization that make larger digital asset platforms more stable, larger digital asset platforms are more likely to be appealing targets for hackers and malware, and their shortcomings or ultimate failures are more likely to have contagion effects on the digital asset ecosystem and, therefore, may be more likely targets of regulatory enforcement action.

Negative perception, a lack of stability and standardized regulation in the digital asset markets and the closure or temporary shutdown of digital asset platforms due to fraud, business failure, security breaches or government-mandated regulation and associated losses by customers may reduce confidence in the Bitcoin network and result in greater volatility or decreases in the prices of bitcoin.

Indirect Investment Risk. Coinbase Global, Inc. is not affiliated with the Trust, the Fund, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser or any affiliate are not responsible for the performance of COIN and make no representation as to the performance of COIN. Investing in the Fund is not equivalent to investing in COIN. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to COIN.

Financial Companies Risk. Companies in the financials sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. Increased risk taking by financial companies may also result in greater overall risk in the U.S. and global financials sector. The impact of changes in capital requirements, or recent or future regulation in various countries, on any individual financial company or on the financials sector as a whole cannot be predicted.

Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades, adverse public perception and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyberattacks. Cybersecurity incidents and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law.

Large Capitalization Companies Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Bitwise COIN Option Income Strategy ETF | Digital Assets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets Risk. COIN may have substantial holdings of bitcoin and other digital assets. Accordingly, it is subject to the risks associated with such holdings as set forth below.

Bitcoin Risk. Bitcoin remains a volatile and evolving asset subject to significant market fluctuations, uncertainty, and speculative investment interest. Although institutional participation, the development of regulated investment products, and broader market infrastructure have increased in recent years, the value of bitcoin continues to be influenced substantially by market sentiment, speculative demand, liquidity conditions and macroeconomic factors rather than traditional fundamental analysis. The further development and sustained acceptance of the Bitcoin network are dependent on a variety of complex factors, including technological developments, regulatory treatment, institutional participation, and broader public adoption. While regulatory oversight of bitcoin and digital asset markets has increased in certain jurisdictions, including the United States and Europe, the global regulatory environment remains fragmented and subject to change. Regulatory developments may include new legislation, enforcement actions against digital asset market participants, trading restrictions, taxation policies or changes in regulatory classification. Any such actions could materially affect the value, liquidity, or market structure of bitcoin. Bitcoin markets remain susceptible to fraud, market manipulation, theft, cybersecurity incidents and operational disruptions. Trading may occur on digital asset trading platforms that are not subject to the same regulatory oversight as traditional securities exchanges. Failures of market participants such as exchanges, custodians, lenders, or other intermediaries could negatively affect market confidence and liquidity. In addition, a significant concentration of bitcoin holdings among a relatively small number of holders may increase the risk that large transactions or coordinated trading activity could cause substantial price volatility. Technological risks remain inherent in bitcoin and the Bitcoin network. Although technological developments, including scaling technologies such as the Lightning Network, have sought to improve transaction efficiency and network usability, these technologies remain relatively new and may contain technical vulnerabilities, security risks, or operational limitations. Technical failures, software bugs, cyber attacks, or other disruptions could undermine confidence in the Bitcoin network and adversely affect the price of bitcoin. The potential for blockchain forks also continues to exist. Forks may occur when developers and network participants disagree regarding changes to the Bitcoin protocol. Such events could result in competing blockchain networks, market confusion, or dilution of value associated with bitcoin. Competition from alternative digital assets and blockchain networks remains significant. Other digital assets may offer technological features or use cases that differ from or improve upon those associated with bitcoin. Increased adoption of competing digital assets or payment systems could reduce demand for bitcoin and negatively affect its market value. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of bitcoin.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The bitcoin held by COIN will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal COIN’s bitcoin. To the extent that COIN is unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, COIN’s bitcoin may be subject to theft, loss, destruction, or other attack. COIN has put security procedures in place to prevent such theft, loss, or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by COIN, and the security procedures may not protect against all errors, software flaws or other vulnerabilities in COIN’s technical infrastructure, which could result in theft, loss or damage of its assets. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of a COIN employee, and, as a result, an unauthorized party may obtain access to COIN accounts in which its bitcoin is held, the relevant private keys (and therefore bitcoin) or other data or property of COIN. Additionally, outside parties may attempt to fraudulently induce employees of COIN to disclose sensitive information in order to gain access to COIN’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service or sabotage systems change frequently or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, COIN may be unable to anticipate these techniques or implement adequate preventative measures.

Digital Asset Market and Volatility Risk. The prices of digital assets, to which COIN has significant exposure, have historically been highly volatile. The value of such assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The value of the Fund’s investments in instruments that provide exposure to COIN – and therefore the value of an investment in the Fund – could decline significantly and without warning. If you are not prepared to accept significant and unexpected changes in the value of the Fund, you should not invest in the Fund.

Digital Asset Regulatory Risk. There is a lack of consensus regarding the regulation of digital assets, including bitcoin, and their markets. As a result of the growth in the size of the digital asset market, as well as recent events in the digital asset market, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of digital asset networks, digital asset users and the digital asset markets. Many of these state and federal agencies have brought enforcement actions or issued consumer advisories regarding the risks posed by digital assets to investors. Ongoing and future regulatory actions with respect to digital assets generally or bitcoin in particular may alter, perhaps to a materially adverse extent, the nature of an investment in the shares of COIN or the ability of COIN to continue to operate.

Irrevocability of Transactions Risk. Digital asset transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the blockchain, an incorrect transfer or theft of bitcoin generally will not be reversible, and COIN may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or criminal action, COIN’s bitcoin could be transferred from its account in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts. Such events have occurred in connection with digital assets in the past. For example, in September 2014, the Chinese digital asset platform Huobi announced that it had sent approximately 900 bitcoin and 8,000 Litecoin (worth approximately $400,000 at the prevailing market prices at the time) to the wrong customers. To the extent that COIN is unable to seek a corrective transaction with such third-party or is incapable of identifying the third-party which has received COIN’s bitcoin through error or theft, COIN will be unable to revert or otherwise recover incorrectly transferred bitcoin. COIN will also be unable to convert or recover its bitcoin transferred to uncontrolled accounts. To the extent that COIN is unable to seek redress for such error or theft, such loss could adversely affect the value of its shares.

Bitwise COIN Option Income Strategy ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. The market for options on COIN may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options on COIN.

Bitwise COIN Option Income Strategy ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Bitwise COIN Option Income Strategy ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not associated with any of the clearing member’s individual customers by name. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Bitwise COIN Option Income Strategy ETF | Concentration Risk [Member]
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Concentration Risk. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to COIN and the industry to which it is assigned. As of March 1, 2026, COIN is assigned to the “diversified financials” industry group of the financials sector. Please see “Financial Companies Risk” for a discussion regarding the risks of an investment in such companies.

Bitwise COIN Option Income Strategy ETF | Current Market Conditions Risk [Member]
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Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise COIN Option Income Strategy ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
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Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise COIN Option Income Strategy ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Bitwise COIN Option Income Strategy ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Bitwise COIN Option Income Strategy ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Bitwise COIN Option Income Strategy ETF | Inflation Risk [Member]
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Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Bitwise COIN Option Income Strategy ETF | Interest Rate Risk [Member]
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Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Bitwise COIN Option Income Strategy ETF | Leverage Risk [Member]
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Leverage Risk. While the Fund does not seek leveraged exposure to COIN, the Fund seeks to achieve and maintain the exposure to the price of COIN by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and, as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Bitwise COIN Option Income Strategy ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise COIN Option Income Strategy ETF | Operational Risk [Member]
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Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise COIN Option Income Strategy ETF | Options Risk [Member]
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Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Bitwise COIN Option Income Strategy ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may experience high levels of portfolio turnover. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Bitwise COIN Option Income Strategy ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” or “RIC.” If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which may allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may lose its own status as a RIC if tax positions reflected by such options are large enough.

Bitwise COIN Option Income Strategy ETF | Structural ETF Risks [Member]
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Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise COIN Option Income Strategy ETF | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Bitwise COIN Option Income Strategy ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Bitwise CRCL Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise CRCL Option Income Strategy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise CRCL Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise CRCL Option Income Strategy ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid-ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise CRCL Option Income Strategy ETF | Covered Call Strategy Risk [Member]
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Covered Call Strategy Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of CRCL is derived through options exposure rather than direct holdings of the shares of CRCL. Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of CRCL may not be as precise as if the Fund were directly holding shares of CRCL.

Bitwise CRCL Option Income Strategy ETF | CRCL Investing Risks [Member]
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CRCL Investing Risks. The Fund will have significant exposure to CRCL through its investments in options contracts that utilize CRCL as the reference asset. Accordingly, the Fund will subject to the risks of CRCL, set forth below.

CRCL-Issuer Specific Risks. CRCL faces significant risks as an issuer of stablecoins, in particular USDC, a stablecoin whose value is pegged to the U.S. dollar. Stablecoins face growing scrutiny from U.S. and global regulators due to their potential implications for financial stability, illicit finance, monetary policy and consumer protection. Changes in regulatory treatment, including legislation or enforcement actions restricting the issuance, redemption, or reserve management of stablecoins, could significantly impair Circle’s business model and financial condition. CRCL’s ability to maintain the 1:1 backing of USDC with high-quality liquid assets, primarily U.S. Treasuries and cash, is critical to its credibility and adoption. Any perceived instability, lack of transparency or reserve shortfall could lead to rapid redemptions and reputational damage. Additionally, CRCL is exposed to operational and cybersecurity risks inherent in managing a digital financial infrastructure, as well as technology risk tied to the performance of public blockchains on which USDC circulates. As a newly listed company, CRCL may also experience heightened share price volatility, limited trading history, and reduced analyst coverage, which may contribute to price instability. The Fund’s concentrated exposure to CRCL may result in a disproportionate impact on its performance in the event of adverse developments affecting Circle or the broader stablecoin ecosystem.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Indirect Investment Risk. Circle Internet Group, Inc. is not affiliated with the Trust, the Fund, the Adviser or, any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of CRCL and make no representation as to the performance of CRCL. Investing in the Fund is not equivalent to investing in CRCL. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to CRCL.

Financial Companies Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, supply chains, competition, consumer confidence, changes in demographics, and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Stablecoin Risk. The Fund will have significant exposure to stablecoins, as a result of its concentrated exposure to CRCL, an issuer of stablecoins. Although U.S. dollar- or Euro-pegged stablecoins are designed to maintain a stable value by being backed by fiat currency reserves or other liquid assets, there is no guarantee that the peg will be maintained or that the reserves will be sufficient, transparent or accessible in times of market stress. The issuer’s ability to honor redemptions on a 1:1 basis may be impaired by inadequate reserve management, limited oversight, insolvency or legal restrictions. Moreover, the stablecoin market is subject to an evolving regulatory environment. Any legislative or enforcement actions targeting stablecoin issuers, custodians or reserve assets could impact the stablecoin’s functionality, tradability or value. Even where reserves are fully collateralized, lack of independent audits, insufficient disclosures or concentration in a single custodian or asset type (e.g., short-term U.S. Treasuries) may expose investors to hidden vulnerabilities. Additionally, stablecoins are typically reliant on blockchain infrastructure and smart contracts, which may be subject to bugs, outages or cyberattacks. A failure to maintain the peg or loss of confidence in the stablecoin could result in rapid redemptions, illiquidity, and significant losses to investors. Investors should not assume that exposure to a U.S. dollar- or Euro-pegged stablecoin is equivalent to holding U.S. dollars, Euros or risk-free assets.

United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Bitwise CRCL Option Income Strategy ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. The market for options on CRCL may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options on CRCL.

Bitwise CRCL Option Income Strategy ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Bitwise CRCL Option Income Strategy ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Bitwise CRCL Option Income Strategy ETF | Concentration Risk [Member]
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Concentration Risk. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to CRCL and the industry to which it is assigned. As of March 1, 2026, CRCL is assigned to the “diversified financials” industry group of the financials sector.

Bitwise CRCL Option Income Strategy ETF | Current Market Conditions Risk [Member]
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Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise CRCL Option Income Strategy ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise CRCL Option Income Strategy ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Bitwise CRCL Option Income Strategy ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships, government programs and policies, national and international political and economic events, changes in interest rates, inflation and deflation, and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Bitwise CRCL Option Income Strategy ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Bitwise CRCL Option Income Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Bitwise CRCL Option Income Strategy ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments, and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Bitwise CRCL Option Income Strategy ETF | Leverage Risk [Member]
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Risk [Text Block]

Leverage Risk. While the Fund does not seek leveraged exposure to CRCL, the Fund seeks to achieve and maintain the exposure to the price of CRCL by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and, as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Bitwise CRCL Option Income Strategy ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise CRCL Option Income Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology, or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise CRCL Option Income Strategy ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities, and there may at times not be a liquid secondary market for certain options.

Bitwise CRCL Option Income Strategy ETF | Portfolio Turnover Risk [Member]
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Risk [Text Block]

Portfolio Turnover Risk. The Fund may experience high levels of portfolio turnover. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Bitwise CRCL Option Income Strategy ETF | Special Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Special Tax Risk. The Fund intends to qualify as a “regulated investment company” or “RIC.” If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which may allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may lose its own status as a RIC if tax positions reflected by such options are large enough.

Bitwise CRCL Option Income Strategy ETF | Structural ETF Risks [Member]
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Risk [Text Block]

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share, and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise CRCL Option Income Strategy ETF | U.S. Government Securities Risk [Member]
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Risk [Text Block]

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Bitwise CRCL Option Income Strategy ETF | Valuation Risk [Member]
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Risk [Text Block]

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Bitwise Ethereum Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise Ethereum Option Income Strategy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise Ethereum Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise Ethereum Option Income Strategy ETF | Market Risk [Member]
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Risk [Text Block]

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise Ethereum Option Income Strategy ETF | Covered Call Strategy Risk [Member]
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Risk [Text Block]

Covered Call Strategy Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of the Ether ETP(s) is derived through options exposure rather than direct holdings of the shares of the Ether ETP(s). Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of the Ether ETP(s) may not be as precise as if the Fund were directly holding shares of the Ether ETP(s).

Bitwise Ethereum Option Income Strategy ETF | Spot Ether ETP Risks [Member]
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Risk [Text Block]

Spot Ether ETP Risks. The Fund may have exposure to Spot Ether ETPs through its utilization of Ether ETP Options that utilize a Spot Ether ETP as the reference asset. Accordingly, the Fund will be subject to the risks of Spot Ether ETPs set forth below.

Ether Risk. Ether is subject to significant volatility, rapid price fluctuations, and uncertainty. Although ether has experienced increased institutional attention, technological development, and broader adoption in recent years, its value continues to be influenced by market sentiment, speculative investment activity, macroeconomic conditions, and technological developments rather than traditional fundamental analysis. The Ethereum blockchain is an evolving technology platform that continues to undergo significant upgrades intended to improve scalability, security, and functionality. In recent years, the Ethereum network transitioned from a Proof of Work consensus mechanism to a Proof of Stake consensus mechanism. Additional upgrades and scalability solutions, including rollups and other Layer 2 technologies, continue to be developed and implemented. While these developments are intended to enhance network efficiency and usability, technological changes introduce risks including coding errors, software vulnerabilities, delays in development, network disruptions, or unintended economic consequences that could negatively affect investor confidence, network adoption, or the value of ether. The regulatory environment for ether and the Ethereum blockchain remains uncertain and continues to evolve globally. Regulatory authorities may take differing or inconsistent approaches regarding the classification, trading, custody or taxation of ether. Regulatory actions may include enforcement proceedings, new legislation or regulatory guidance affecting digital asset markets. Changes in the regulatory classification of ether, including the possibility that ether could be treated differently under securities, commodities, or other regulatory regimes, could materially affect ether’s value, liquidity, or market perception. The Ethereum ecosystem relies extensively on smart contracts and decentralized applications that operate on the Ethereum blockchain. Smart contracts are computer code designed to automatically execute transactions or other functions. Although smart contracts enable a wide range of decentralized finance and blockchain applications, they are subject to risks including coding vulnerabilities, exploitation, hacking incidents, and design flaws. Security breaches involving decentralized finance platforms, decentralized exchanges, or other smart contract based systems have resulted in significant financial losses in the past and could negatively affect market sentiment, investor confidence, and the value of ether. Competition from other blockchain networks remains significant. Alternative Layer 1 blockchain platforms, including networks such as Solana, Avalanche, Cardano, Polkadot, and others, may offer technological advantages such as faster transaction speeds, lower fees, improved scalability or specialized features. The successful adoption and development of competing blockchain ecosystems could reduce Ethereum’s market share, developer activity, or network usage and could negatively affect the long-term value of ether. The Ethereum network may also face governance risks. Decisions regarding protocol upgrades, network parameters or other changes are generally determined through decentralized processes involving developers, validators and other network participants. Disagreements among participants or failures to achieve consensus could lead to contentious blockchain forks, fragmentation of the network, or diminished market confidence. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of ether.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The ether held by the Spot Ether ETPs’ custodian will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal the Spot Ether ETPs’ ether. To the extent that the Spot Ether ETPs and their service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, a Spot Ether ETP’s ether may be subject to theft, loss, destruction or other attack. The Spot Ether ETPs have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Spot Ether ETPs and the security procedures may not protect against all errors, software flaws or other vulnerabilities in a Spot Ether ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Spot Ether ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding a Spot Ether ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of a Spot Ether ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Spot Ether ETP’s account at the custodian where its ether is held, the relevant private keys (and therefore ether) or other data or property of a Spot Ether ETP. Additionally, outside parties may attempt to fraudulently induce employees of a Spot Ether ETP or its service providers to disclose sensitive information in order to gain access to a Spot Ether ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, a Spot Ether ETP and its service providers may be unable to anticipate these techniques or implement adequate preventative measures.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance, and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures, and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians, such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency, can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including ether. Investors should be aware that trading or custodying ether on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Ether transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the Ethereum blockchain, an incorrect transfer or theft of ether generally will not be reversible, and a Spot Ether ETP may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or other criminal action, a Spot Ether ETP’s ether could be transferred from a Spot Ether ETP’s account at its custodian in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts.

Trading Halt Risk. Trading in shares of a Spot Ether ETP on U.S. securities exchanges may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares of a Spot Ether ETP inadvisable. In addition, trading of shares of a Spot Ether ETP on securities exchanges is subject to trading halts caused by extraordinary market volatility pursuant to an exchange’s “circuit breaker” rules. Shares of a Spot Ether ETP may be at a higher risk of a trading halt due to the volatility of ether. In the event that shares of a Spot Ether ETP are subject to a trading halt, the Fund’s ability to pursue its principal investment strategy may be impaired and the Fund may be negatively affected.

Volatility Risk. The price of ether remains highly volatile and subject to significant price fluctuations. While recent increases in institutional adoption, clearer regulatory frameworks and broader market acceptance have contributed to greater stability relative to earlier periods, the price of ether continues to be influenced by rapid shifts in market sentiment, regulatory developments, macroeconomic conditions, technological advancements and unforeseen events. The market price of ether has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Given the evolving nature of digital asset markets, price volatility may be amplified by external factors such as changes in global financial markets, geopolitical events, regulatory enforcement actions or significant technological or security incidents. Furthermore, speculative trading, leveraged positions and derivatives markets tied to ether continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses. Consequently, investments linked directly or indirectly to ether, including Spot Ether ETPs, may experience heightened volatility compared to traditional investment products.

Bitwise Ethereum Option Income Strategy ETF | Ether Futures ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ether Futures ETFs Risk. The Fund may have exposure to Ether Futures ETFs through its utilization of Ether ETP Options that utilize an Ether Futures ETF as the reference asset. Accordingly, the Fund will be subject to the risks of Ether Futures ETFs set forth below. Ether Futures ETFs are also subject to the risks set forth above in Spot Ether ETPs Risk, as well as Active Management Risk, Concentration Risk, Cybersecurity Risk, Derivatives Risk, Leverage Risk, Liquidity Risk, Operational Risk, Structural ETF Risk, U.S. Government Securities Risk and Valuation Risk set forth below.

Ether Futures Risk. The market for ether futures contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the market for ether futures contracts has grown substantially since ether futures contracts commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts. Additionally, due to the high margin requirements that are unique to ether futures contracts, an Ether Futures ETF may experience difficulty maintaining the desired level of exposure to ether futures contracts. If an Ether Futures ETF is unable to achieve such exposure it may not be able to meet its investment objective and the fund’s returns may be different or lower than expected. Additionally, collateral requirements may require an Ether Futures ETF to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures contracts may be considered aggressive and may expose an Ether Futures ETF to significant risks. These risks include counterparty risk and liquidity risk.

Ether Futures Capacity Risk. If an Ether Futures ETF’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures contracts market, a disruption to the ether futures contracts market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by an Ether Future ETF’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, an Ether Futures ETF may not be able to achieve its investment objective and may experience significant losses.

Any disruption in an Ether Futures ETF’s ability to obtain exposure to ether futures contracts will cause the Ether Futures ETF’s performance to deviate from the performance of ether futures contracts, and consequently, ether. Additionally, the ability of an Ether Futures ETF to obtain exposure to ether futures contracts may be limited by certain tax rules that limit the amount an Ether Futures ETF can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences.

Cost of Futures Investment Risk. When an ether futures contract is nearing expiration, an Ether Futures ETF will “roll” the futures contract, which means it will generally sell the ether futures contract and use the proceeds to buy an ether futures contract with a later expiration date. When rolling futures contracts that are in contango, an Ether Futures ETF would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling futures contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Ether futures contracts have historically experienced extended periods of contango. Contango in the ether futures contracts market may have a significant adverse impact on the performance of an Ether Futures ETF and may cause ether futures contracts, and an Ether Futures ETF, to underperform the current price of ether. Both contango and backwardation would reduce an Ether Futures ETF’s correlation to the current price of ether and may limit or prevent an Ether Futures ETF from achieving its investment objective.

Clearing Broker Risk. An Ether Futures ETF’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that the assets of an Ether Futures ETF deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, an Ether Futures ETF could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, an Ether Futures ETF is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain an Ether Futures ETF’s assets. If an Ether Futures ETF’s FCMs are unable or unwilling to clear an Ether Futures ETF’s transactions, or if the FCM refuses to maintain an Ether Futures ETF’s assets, an Ether Futures ETF will be unable have its orders for ether futures contracts fulfilled or assets custodied. In such a circumstance, the performance of an Ether Futures ETF will likely deviate from the performance of ether and may result in the proportion of ether futures contracts in an Ether Futures ETF’s portfolio relative to the total assets of an Ether Futures ETF to decrease.

Commodity Regulatory Risk. An Ether Futures ETF’s use of commodities futures subject to regulation by the CFTC has caused an Ether Futures ETF to be classified as a “commodity pool” and this designation requires that an Ether Futures ETF comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. An Ether Futures ETF’s investment decisions may need to be modified, and commodity contract positions held by an Ether Futures ETF may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting an Ether Futures ETF to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of an Ether Futures ETF is impossible to predict, but could be substantial and adverse to an Ether Futures ETF.

Futures Contract Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for an Ether Futures ETF to make daily cash payments to maintain its required margin, particularly at times when an Ether Futures ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling ether futures contracts may have a significant adverse impact on the performance of the Ether Futures ETF.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which certain Ether Futures ETFs and their wholly-owned Cayman subsidiaries are organized, respectively, could result in the inability of an Ether Futures ETF to operate as intended and could negatively affect an Ether Futures ETF and its shareholders (such as the Fund). An Ether Futures ETF’s Cayman subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act.

Bitwise Ethereum Option Income Strategy ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. The market for Ether ETP Options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Ether ETP Options.

Bitwise Ethereum Option Income Strategy ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies or could have negative returns.

Bitwise Ethereum Option Income Strategy ETF | Clearing Member Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Clearing Member Default Risk. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not associated with any of the clearing member’s individual customers by name. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Bitwise Ethereum Option Income Strategy ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to ether.

Bitwise Ethereum Option Income Strategy ETF | Current Market Conditions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise Ethereum Option Income Strategy ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
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Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise Ethereum Option Income Strategy ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Bitwise Ethereum Option Income Strategy ETF | FLEX Options Risk [Member]
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FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Bitwise Ethereum Option Income Strategy ETF | Leverage Risk [Member]
Prospectus [Line Items]
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Leverage Risk. While the Fund does not seek leveraged exposure to the Ether ETPs, the Fund seeks to achieve and maintain the exposure to the price of the Ether ETPs by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and, as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Bitwise Ethereum Option Income Strategy ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise Ethereum Option Income Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise Ethereum Option Income Strategy ETF | Options Risk [Member]
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Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Bitwise Ethereum Option Income Strategy ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may experience high levels of portfolio turnover. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Bitwise Ethereum Option Income Strategy ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation.

To the extent that the Fund investments in Ether ETP Options include offsetting positions, the character of gains or losses realized by the Fund under the Code’s “straddle” rules may be affected and may increase the amount of short-term capital gain realized by the Fund. The Fund may hold certain options that do not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat the income it derives from gains on options referencing Spot Ether ETPs as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. It has adopted this position in reliance on an opinion obtained from counsel that income from such investments should constitute “qualifying income,” as the Spot Ether ETPs referenced by the options constitute “securities” under Section 2(a)(36) of the 1940 Act. However, this opinion is not binding upon the Internal Revenue Service (“IRS”). If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its investment objective.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Bitwise Ethereum Option Income Strategy ETF | Structural ETF Risks [Member]
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Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share, and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise Ethereum Option Income Strategy ETF | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Bitwise Ethereum Option Income Strategy ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Bitwise GME Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise GME Option Income Strategy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise GME Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise GME Option Income Strategy ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise GME Option Income Strategy ETF | Covered Call Strategy Risk [Member]
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Covered Call Strategy Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of GME is derived through options exposure rather than direct holdings of the shares of GME. Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of GME may not be as precise as if the Fund were directly holding shares of GME.

Bitwise GME Option Income Strategy ETF | GME Investing Risks [Member]
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GME Investing Risks. The Fund will have significant exposure to GME through its investments in options contracts that utilize GME as the reference asset. Accordingly, the Fund will subject to the risks of GME, set forth below.

GME-Issuer Specific Risks. GME has experienced significant volatility due to factors such as shifts in consumer behavior, e-commerce competition, evolving business strategy, and heightened media and retail investor attention. These risks may materially affect the company’s financial performance and, in turn, the value of the Fund. GME is undergoing a fundamental business transformation amid a highly dynamic retail environment. It has faced structural challenges including declining physical video game sales, increasing digital distribution, and a shift in consumer behavior away from brick-and-mortar retail. In response, GME has sought to reposition itself through strategic changes, including leadership turnover, changes in capital allocation, operational restructuring, and efforts to pivot toward digital commerce and broader technology initiatives. These initiatives involve considerable execution risk, and there is no assurance that GME’s strategy will yield sustainable profitability or long-term shareholder value. GME’s financial results may be adversely impacted by high operating leverage, elevated capital expenditure requirements, inventory risk, and potential supply chain disruptions.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Indirect Investment Risk. GameStop Corp. is not affiliated with the Trust, the Fund, the Adviser or, any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of GME and make no representation as to the performance of GME. Investing in the Fund is not equivalent to investing in GME. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to GME.

Consumer Discretionary Companies Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, supply chains, competition, consumer confidence, changes in demographics, and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Retail Companies Risk. Companies involved in retail may be affected by the performance of the domestic and international economy, interest rates, rates of inflation, exchange rates, competition, consumer confidence, and reputational damage. The success of companies involved in retail depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail companies. Certain retail companies have historically been subject to significant seasonal and quarterly variations. The success of retail companies may be strongly affected by fads, marketing campaigns, and other factors affecting supply and demand, and a retail company’s success can be tied to its ability to anticipate changing consumer tastes. These companies may be subject to severe competition, which may have an adverse impact on their profitability. Certain business segments of retail companies are highly cyclical, which may cause the operating results of such retail companies to vary significantly. Retail companies may be dependent on outside financing, which may be difficult to obtain. Many of these companies are dependent on third-party suppliers and distribution systems and purchase merchandise both directly from brand owners and indirectly from retailers and third-party suppliers. Such companies may also be dependent upon suppliers for the products used for their own brand name merchandise. Reliance on third-party suppliers subjects retail companies to risks of delivery delays, price increases and receipt of nonconforming or poor-quality merchandise. Retail companies may be unable to protect their intellectual property rights and may be liable for infringing the intellectual property rights of others. Changes in labor laws and other labor issues, such as increased labor costs, could adversely affect the financial performance of retail companies. If retail companies do not maintain the security of customer-related information, they could damage their reputations with customers, incur substantial costs, and become subject to litigation, all of which could adversely affect the financial performance of such companies. The international operations of certain retail companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs, trade disputes, and other risks inherent to international business. Some of the companies in the Retail Index are engaged in other lines of business unrelated to retail, and they may experience problems with these lines of business, which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional retail activities, the other lines of business in which these companies are engaged may have an adverse effect on a company’s business or financial condition.

United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Bitwise GME Option Income Strategy ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. The market for options on GME may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options on GME.

Bitwise GME Option Income Strategy ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Bitwise GME Option Income Strategy ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Bitwise GME Option Income Strategy ETF | Concentration Risk [Member]
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Risk [Text Block]

Concentration Risk. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to GME and the industry to which it is assigned. As of March 1, 2026, GME is assigned to the “retailing” industry group of the consumer discretionary sector. Please see “Consumer Discretionary Companies Risk” for a discussion regarding the risks of an investment in such companies.

Bitwise GME Option Income Strategy ETF | Current Market Conditions Risk [Member]
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Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise GME Option Income Strategy ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise GME Option Income Strategy ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Bitwise GME Option Income Strategy ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships, government programs and policies, national and international political and economic events, changes in interest rates, inflation and deflation, and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Bitwise GME Option Income Strategy ETF | FLEX Options Risk [Member]
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FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Bitwise GME Option Income Strategy ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Bitwise GME Option Income Strategy ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments, and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Bitwise GME Option Income Strategy ETF | Leverage Risk [Member]
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Leverage Risk. While the Fund does not seek leveraged exposure to GME, the Fund seeks to achieve and maintain the exposure to the price of GME by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and, as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Bitwise GME Option Income Strategy ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise GME Option Income Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology, or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise GME Option Income Strategy ETF | Options Risk [Member]
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Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities, and there may at times not be a liquid secondary market for certain options.

Bitwise GME Option Income Strategy ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may experience high levels of portfolio turnover. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Bitwise GME Option Income Strategy ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” or “RIC.” If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which may allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may lose its own status as a RIC if tax positions reflected by such options are large enough.

Bitwise GME Option Income Strategy ETF | Structural ETF Risks [Member]
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Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share, and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise GME Option Income Strategy ETF | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Bitwise GME Option Income Strategy ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Bitwise MARA Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise MARA Option Income Strategy ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise MARA Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise MARA Option Income Strategy ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise MARA Option Income Strategy ETF | Covered Call Strategy Risk [Member]
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Covered Call Strategy Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of MARA is derived through options exposure, rather than direct holdings of the shares of MARA. Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of MARA may not be as precise as if the Fund were directly holding shares of MARA.

Bitwise MARA Option Income Strategy ETF | MARA Investing Risks [Member]
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MARA Investing Risks. The Fund will have significant exposure to MARA through its investments in options contracts that utilize MARA as the reference asset. Accordingly, the Fund will be subject to the risks of MARA, set forth below.

MARA-Issuer Specific Risks. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, MARA faces risks associated with companies in the financials sector, as well as those relating to the “digital asset industry ecosystem.” In particular, MARA faces unique risks in connection with its bitcoin mining activities. The technology and hardware used in bitcoin mining is subject to malfunction, technological obsolescence, the global supply chain and difficulty and cost in obtaining new hardware. Bitcoin miners are subject to malfunctions and normal wear and tear, and, at any point in time, a certain number of bitcoin miners are typically offline for maintenance or repair. The physical degradation of miners will require replacement of miners that are no longer functional. If there is a model-wide component malfunction whether in the hardware or the software that powers these miners, the percentage of offline miners could increase substantially, disrupting mining operations. Any major bitcoin miner malfunction out of the typical range of downtime for normal maintenance and repair could cause significant economic damage. Additionally, as technology evolves, there may be a need to acquire newer models of miners to remain competitive in the market. New miners can be costly and may be in short supply. Given the long production period to manufacture and assemble bitcoin miners and the current global semiconductor chip shortage, there can be no assurance that miners can acquire enough bitcoin mining computers or replacement parts on a cost-effective basis for the maintenance and expansion necessary for efficient bitcoin mining operations. Many engaged in mining rely on third parties, principally located in China, to supply bitcoin miners and shortages of bitcoin miners or their component parts, material increases in bitcoin miner costs, or delays in delivery of orders, including due to trade restrictions and supply chain disruptions, could significantly interrupt plans for expanding bitcoin mining capacity in the near term and future. Shortages of bitcoin mining computers could result in reduced bitcoin mining capacity and increased operating costs, which could materially delay the completion of any planned bitcoin mining capacity expansion and result in a competitive disadvantage.

Global bitcoin supply, which is influenced by similar factors as global bitcoin demand, in addition to fiat currency (i.e., government currency not backed by an asset such as gold), may be affected by miners and taxpayers who may liquidate bitcoin holdings to meet tax obligations. In addition, the dedication of mining power to the Bitcoin network and the willingness of bitcoin miners to clear bitcoin transactions for relatively low fees may impact the supply and price.

Miners may cease expanding processing power to create blocks and verify transactions if they are not adequately compensated. Miners generate revenue from both newly created bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the Bitcoin blockchain, which would adversely affect the transaction verification process by temporarily decreasing the speed at which blocks are added to the Bitcoin blockchain and make the Bitcoin blockchain more vulnerable to a malicious actor obtaining control in excess of 50 percent of the processing power on the Bitcoin blockchain. Reductions in processing power could result in material, though temporary, delays in transaction confirmation time. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of bitcoin. Furthermore, the block reward will decrease over time. In the summer of 2024, the block reward was reduced from 6.25 to 3.125 bitcoin, and it will further reduce to 1.5625 bitcoin in 2028. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the Bitcoin blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use bitcoin. Decreased demand for bitcoin may adversely affect its price, which may adversely affect MARA.

Bitcoin mining activities are inherently energy intensive and electricity costs account for a significant portion of the overall mining costs. The availability and cost of electricity will restrict the geographic locations of mining activities. High costs of electricity may incentivize miners to redirect their resources to other validation protocols, such a proof-of-stake blockchains, or abandon their validation activities entirely. A significant decrease in the computational resources dedicated to the Bitcoin network’s validation protocol could reduce the security of the network which may erode bitcoin’s viability as a store of value or means of exchange. In addition, the significant consumption of electricity may have a negative environmental impact, including contribution to climate change, which may give rise to public opinion against allowing the use of electricity for bitcoin mining activities or government measures restricting or prohibiting the use of electricity for bitcoin mining activities. Any such developments could lower the demand for bitcoin and have a material and adverse effect on the price of bitcoin.

Concerns have been raised about the electricity required to secure and maintain digital asset networks. For example, as of December 1, 2024, over 800 million terahashes were performed every second in connection with mining on the Bitcoin network. Although measuring the electricity consumed by this process is difficult because these operations are performed by various machines with varying levels of efficiency, the process consumes a significant amount of energy. Further, in addition to the direct energy costs of performing calculations on any given digital asset network, there are indirect costs that impact a network’s total energy consumption, including the costs of cooling the machines that perform these calculations.

Driven by concerns around energy consumption and the impact on public utility companies, various states and cities have implemented, or are considering implementing, moratoriums on mining activity in their jurisdictions. For example, in November 2022, New York imposed a two-year moratorium on new proof-of-work mining permits at fossil fuel plants in the state. A significant reduction in mining activity as a result of such actions could adversely affect the security of the Bitcoin network by making it easier for a malicious actor or botnet to manipulate the Bitcoin network. If regulators or public utilities take action that restricts or otherwise impacts mining activities, such actions could result in decreased security of a digital asset network, including the Bitcoin network, and consequently adversely impact the value of MARA.

Besides the risks associated with bitcoin mining in particular, MARA is subject to the risks associated with the digital asset industry ecosystem in general. The technology relating to the digital asset industry ecosystem is new and developing and the risks associated with digital assets may not fully emerge until the technology is widely used. Technologies utilizing cryptography are used by companies to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. Cryptography refers to a set of techniques designed to allow for secure communication in the presence of adversarial behavior. Blockchain is a well-known example of a technology that relies on cryptography. A blockchain is comprised of unchangeable, digitally recorded data in packages called “blocks.” These digitally recorded blocks of data are stored in a linear “chain.” Each block in the chain contains data (e.g., a transaction), that is cryptographically connected to the previous block in the chain, ensuring all data in the overall “blockchain” has not been tampered with and remains unchanged. The cryptographic keys necessary to transact a digital asset may be subject to theft, loss, or destruction, which could adversely affect a company’s business or operations if it were dependent on such an asset. Competing platforms and technologies may be developed such that consumers or investors use an alternative to digital assets. There may be risks posed by the lack of regulation for digital assets and any future regulatory developments could affect the viability and expansion of the use of crypto technologies. Recently, U.S. securities regulators have brought actions against companies operating in the crypto industry ecosystem for violations of U.S. securities laws. To the extent such an action is brought against a company held by the Fund, the value of such a holding could decrease significantly. Because companies operating in the crypto industry ecosystem may operate across many national boundaries and regulatory jurisdictions, it is possible that such companies may be subject to widespread and inconsistent regulation. Companies operating in the digital asset industry ecosystem that rely on third party products may be subject to technical defects or vulnerabilities beyond a company’s control. Because many digital assets do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of volatility, fraud or manipulation. In addition, these companies may engage in other lines of business unrelated to the crypto industry ecosystem, and these lines of business could adversely affect their operating results. Such companies may be engaged in activities traditionally comprising the information technology sector and financials sector. These companies also may not be able to develop crypto technology applications or may not be able to capitalize on those applications. Technologies may also never be fully implemented, which could adversely affect an investment in such companies. Companies that use crypto technologies may be subject to cybersecurity risk. In addition, certain features of crypto industry technologies, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. A significant disruption of internet connectivity affecting large numbers of users or geographic areas could impede the functionality of crypto technologies. Companies that use crypto technologies may be subject to the risks posed by conflicting intellectual property claims, which may reduce confidence in the viability of a digital asset.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Indirect Investment Risk. MARA Holdings, Inc. is not affiliated with the Trust, the Fund, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser or any affiliate are not responsible for the performance of MARA and make no representation as to the performance of MARA. Investing in the Fund is not equivalent to investing in MARA. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to MARA.

Information Technology Companies Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Bitwise MARA Option Income Strategy ETF | Digital Assets Risk [Member]
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Digital Assets Risk. MARA may have substantial holdings of bitcoin and other digital assets. Accordingly, it is subject to the risks associated with such holdings as set forth below.

Bitcoin Risk. Bitcoin remains a volatile and evolving asset subject to significant market fluctuations, uncertainty, and speculative investment interest. Although institutional participation, the development of regulated investment products, and broader market infrastructure have increased in recent years, the value of bitcoin continues to be influenced substantially by market sentiment, speculative demand, liquidity conditions and macroeconomic factors rather than traditional fundamental analysis. The further development and sustained acceptance of the Bitcoin network are dependent on a variety of complex factors, including technological developments, regulatory treatment, institutional participation, and broader public adoption. While regulatory oversight of bitcoin and digital asset markets has increased in certain jurisdictions, including the United States and Europe, the global regulatory environment remains fragmented and subject to change. Regulatory developments may include new legislation, enforcement actions against digital asset market participants, trading restrictions, taxation policies or changes in regulatory classification. Any such actions could materially affect the value, liquidity, or market structure of bitcoin. Bitcoin markets remain susceptible to fraud, market manipulation, theft, cybersecurity incidents and operational disruptions. Trading may occur on digital asset trading platforms that are not subject to the same regulatory oversight as traditional securities exchanges. Failures of market participants such as exchanges, custodians, lenders, or other intermediaries could negatively affect market confidence and liquidity. In addition, a significant concentration of bitcoin holdings among a relatively small number of holders may increase the risk that large transactions or coordinated trading activity could cause substantial price volatility. Technological risks remain inherent in bitcoin and the Bitcoin network. Although technological developments, including scaling technologies such as the Lightning Network, have sought to improve transaction efficiency and network usability, these technologies remain relatively new and may contain technical vulnerabilities, security risks, or operational limitations. Technical failures, software bugs, cyber attacks, or other disruptions could undermine confidence in the Bitcoin network and adversely affect the price of bitcoin. The potential for blockchain forks also continues to exist. Forks may occur when developers and network participants disagree regarding changes to the Bitcoin protocol. Such events could result in competing blockchain networks, market confusion, or dilution of value associated with bitcoin. Competition from alternative digital assets and blockchain networks remains significant. Other digital assets may offer technological features or use cases that differ from or improve upon those associated with bitcoin. Increased adoption of competing digital assets or payment systems could reduce demand for bitcoin and negatively affect its market value. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of bitcoin.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The bitcoin held by MARA will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal MARA’s bitcoin. To the extent that MARA is unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, MARA’s bitcoin may be subject to theft, loss, destruction or other attack. MARA has put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by MARA, and the security procedures may not protect against all errors, software flaws or other vulnerabilities in MARA’s technical infrastructure, which could result in theft, loss or damage of its assets. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of a MARA employee, and, as a result, an unauthorized party may obtain access to MARA accounts in which its bitcoin is held, the relevant private keys (and therefore bitcoin) or other data or property of MARA. Additionally, outside parties may attempt to fraudulently induce employees of MARA to disclose sensitive information in order to gain access to MARA’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service or sabotage systems change frequently or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, MARA may be unable to anticipate these techniques or implement adequate preventative measures.

Digital Asset Market and Volatility Risk. The prices of digital assets, to which MARA has significant exposure, have historically been highly volatile. The value of such assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The value of the Fund’s investments in instruments that provide exposure to MARA – and therefore the value of an investment in the Fund – could decline significantly and without warning. If you are not prepared to accept significant and unexpected changes in the value of the Fund, you should not invest in the Fund.

Digital Asset Regulatory Risk. There is a lack of consensus regarding the regulation of digital assets, including bitcoin, and their markets. As a result of the growth in the size of the digital asset market, as well as recent events in the digital asset market, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of digital asset networks, digital asset users and the digital asset markets. Many of these state and federal agencies have brought enforcement actions or issued consumer advisories regarding the risks posed by digital assets to investors. Ongoing and future regulatory actions with respect to digital assets generally or bitcoin in particular may alter, perhaps to a materially adverse extent, the nature of an investment in the shares of MARA or the ability of MARA to continue to operate.

Digital Asset Trading Platforms Risk. Digital asset platforms are relatively new and, in some cases, unregulated. Many operate outside the United States. Furthermore, while many prominent digital asset platforms provide the public with significant information regarding their ownership structure, management teams, corporate practices and regulatory compliance, many digital asset platforms do not provide this information. Digital asset platforms may not be subject to, or may not comply with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. As a result, the marketplace may lose confidence in digital asset platforms, including prominent platforms that handle a significant volume of bitcoin trading. Many digital asset platforms are unlicensed, may be unregulated, may be subject to regulation in a relevant jurisdiction, but may or may not be in compliance therewith, may operate without extensive supervision by governmental authorities, and may not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. In particular, those located outside the United States may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions and may take the position that they are not subject to laws and regulations that would apply to a national securities exchange or designated contract market in the United States, or may, as a practical matter, be beyond the ambit of U.S. regulators. In addition, over the past several years, some digital asset platforms have been closed due to fraud and manipulative activity, business failure, or security breaches. In many of these instances, the customers of such digital asset platforms were not compensated or made whole for the partial or complete losses of their account balances in such digital asset platforms. While, generally speaking, smaller digital asset platforms are less likely to have the infrastructure and capitalization that make larger digital asset platforms more stable, larger digital asset platforms are more likely to be appealing targets for hackers and malware, and their shortcomings or ultimate failures are more likely to have contagion effects on the digital asset ecosystem and, therefore, may be more likely targets of regulatory enforcement action. Negative perception, a lack of stability and standardized regulation in the digital asset markets and the closure or temporary shutdown of digital asset platforms due to fraud, business failure, security breaches or government-mandated regulation and associated losses by customers may reduce confidence in the Bitcoin network and result in greater volatility or decreases in the prices of bitcoin.

Irrevocability of Transactions Risk. Digital asset transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the blockchain, an incorrect transfer or theft of bitcoin generally will not be reversible, and MARA may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or criminal action, MARA’s bitcoin could be transferred from its account in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts. Such events have occurred in connection with digital assets in the past. For example, in September 2014, the Chinese digital asset platform Huobi announced that it had sent approximately 900 bitcoin and 8,000 Litecoin (worth approximately $400,000 at the prevailing market prices at the time) to the wrong customers. To the extent that MARA is unable to seek a corrective transaction with such third-party or is incapable of identifying the third-party which has received MARA’s bitcoin through error or theft, MARA will be unable to revert or otherwise recover incorrectly transferred bitcoin. MARA will also be unable to convert or recover its bitcoin transferred to uncontrolled accounts. To the extent that MARA is unable to seek redress for such error or theft, such loss could adversely affect the value of its shares.

Bitwise MARA Option Income Strategy ETF | Liquidity Risk [Member]
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Liquidity Risk. The market for options on MARA may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options on MARA.

Bitwise MARA Option Income Strategy ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Bitwise MARA Option Income Strategy ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not associated with any of the clearing member’s individual customers by name. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Bitwise MARA Option Income Strategy ETF | Concentration Risk [Member]
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Concentration Risk. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to MARA and the industry group to which it is assigned. As of March 1, 2026, MARA is assigned to the “software & services” industry group of the information technology sector. Please see “Information Technology Companies Risk” for a discussion regarding the risks of an investment in such companies.

Bitwise MARA Option Income Strategy ETF | Current Market Conditions Risk [Member]
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Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise MARA Option Income Strategy ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise MARA Option Income Strategy ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Bitwise MARA Option Income Strategy ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Bitwise MARA Option Income Strategy ETF | FLEX Options Risk [Member]
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FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Bitwise MARA Option Income Strategy ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Bitwise MARA Option Income Strategy ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Bitwise MARA Option Income Strategy ETF | Leverage Risk [Member]
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Leverage Risk. While the Fund does not seek leveraged exposure to MARA, the Fund seeks to achieve and maintain the exposure to the price of MARA by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and, as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Bitwise MARA Option Income Strategy ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise MARA Option Income Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise MARA Option Income Strategy ETF | Options Risk [Member]
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Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Bitwise MARA Option Income Strategy ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may experience high levels of portfolio turnover. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Bitwise MARA Option Income Strategy ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” or “RIC.” If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which may allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may lose its own status as a RIC if tax positions reflected by such options are large enough.

Bitwise MARA Option Income Strategy ETF | Structural ETF Risks [Member]
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Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise MARA Option Income Strategy ETF | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Bitwise MARA Option Income Strategy ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Bitwise MSTR Option Income Strategy ETF | Risk Lose Money [Member]
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Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise MSTR Option Income Strategy ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise MSTR Option Income Strategy ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise MSTR Option Income Strategy ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise MSTR Option Income Strategy ETF | Covered Call Strategy Risk [Member]
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Covered Call Strategy Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of MSTR is derived through options exposure, rather than direct holdings of the shares of MSTR. Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of MSTR may not be as precise as if the Fund were directly holding shares of MSTR.

Bitwise MSTR Option Income Strategy ETF | MSTR Investing Risks [Member]
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MSTR Investing Risks. The Fund will have significant exposure to MSTR through its investments in options contracts that utilize MSTR as the reference asset. Accordingly, the Fund will be subject to the risks of MSTR, set forth below.

MSTR-Issuer Specific Risks. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, MSTR faces risks related to its bitcoin acquisition strategy, including: the various risks associated with bitcoin; the risks associated with bitcoin being a highly volatile asset; the risk that the company’s historical financial statements do not reflect the potential variability in earnings that the company may experience in the future relating to its bitcoin holdings; the risk that the availability of spot bitcoin exchange-traded products may adversely affect the market price of MSTR; the risk of enhanced regulatory oversight; concentration risk; liquidity risk; and counterparty risk, particularly with respect to custodians. MSTR also faces risks related to its enterprise analytics software business strategy, including: risks relating to its dependence on revenue from a single software platform and related services as well as revenue from its installed customer base; the risk that as customers increasingly shift from a product license model to a cloud subscription model, the company could face higher future rates of attrition, and such a shift could continue to affect the timing of revenue recognition or reduce product licenses and product support revenues, which could materially adversely affect the company’s operating results; the risk that if the company is unable to develop and release new software product offerings or enhancements to its existing offerings in a timely and cost-effective manner, the company’s business, operating results, and financial condition could be materially adversely affected; and the risk the company’s software may be susceptible to undetected errors, bugs, or security vulnerabilities, which could cause problems with how the software performs and, in turn, reduce demand for the company’s software, reduce its revenue, and lead to litigation claims against the company.

Bitcoin Treasury Companies Risk. MSTR is a type of company known as a “bitcoin treasury company.” These are company hold substantial quantities of bitcoin as a primary component of their corporate strategy. Such companies may hold bitcoin as a reserve asset on their balance sheets or may raise capital through equity or debt offerings for the purpose of acquiring additional bitcoin. The market value of securities issued by bitcoin treasury companies may be highly correlated with, and in certain circumstances more volatile than, the price of bitcoin itself. Bitcoin has historically experienced extreme price volatility, and significant declines in the price of bitcoin may materially and adversely affect the financial condition, operating results, and market valuation of bitcoin treasury companies. In some cases, bitcoin holdings may represent a significant portion of a company’s assets or market capitalization, meaning that fluctuations in bitcoin prices may have a disproportionate effect on the value of such companies’ equity securities. In addition, bitcoin treasury companies may use capital markets transactions, including the issuance of equity securities, convertible debt, or preferred securities, to finance the acquisition of additional bitcoin. These financing strategies may increase financial leverage, create dilution for existing shareholders, and amplify the impact of bitcoin price movements on a company’s financial condition and stock price. During periods of declining bitcoin prices or reduced investor appetite for digital asset exposure, such companies may have difficulty raising capital on favorable terms or may be forced to curtail or unwind their bitcoin acquisition strategies. Because the perceived value of certain bitcoin treasury companies has at times traded at a premium to the value of their underlying bitcoin holdings, declines in bitcoin prices or shifts in investor sentiment toward digital assets may also cause such premiums to compress or reverse, which could lead to rapid and significant declines in the market prices of their securities. During periods of declining bitcoin prices, as was seen in 2025 and 2026, the equity securities of certain bitcoin treasury companies declined significantly more than the price of bitcoin itself, reflecting the leveraged nature of their business models and investor expectations embedded in their valuations. In certain instances, bitcoin treasury companies saw their market valuations fall below the value of the bitcoin such companies held. Bitcoin treasury companies also face accounting, liquidity, and balance sheet risks associated with holding digital assets. Under certain accounting frameworks, bitcoin has historically been treated as an intangible asset and may require impairment charges when its market value falls below the acquisition cost, even if the company does not sell the bitcoin. Such impairment charges can result in significant reported losses and increased volatility in financial statements. In addition, a substantial allocation of corporate assets to bitcoin may reduce a company’s liquidity and limit its ability to deploy capital for operating needs, strategic acquisitions, or other corporate purposes. These factors may make bitcoin treasury companies more financially exposed to cryptocurrency market cycles than companies with more traditional treasury management strategies. Furthermore, the business models of bitcoin treasury companies may become increasingly dependent on continued investor confidence in their ability to accumulate and hold bitcoin over time. A prolonged decline in bitcoin prices, reduced access to capital markets, or a loss of investor confidence in the strategy of holding bitcoin as a corporate reserve asset could adversely affect the financial condition of such companies and, in extreme circumstances, could result in forced sales of bitcoin or other assets. The growing number of companies adopting bitcoin treasury strategies may also create feedback loops between equity markets and digital asset markets, potentially increasing volatility and creating the risk of cascading declines during periods of market stress.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Indirect Investment Risk. Strategy Inc is not affiliated with the Trust, the Fund, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser or any affiliate are not responsible for the performance of MSTR and make no representation as to the performance of MSTR. Investing in the Fund is not equivalent to investing in MSTR. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to MSTR.

Information Technology Companies Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

United States Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Bitwise MSTR Option Income Strategy ETF | Digital Assets Risk [Member]
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Digital Assets Risk. MSTR has substantial holdings of bitcoin. Accordingly, it is subject to the risks associated with such holdings as set forth below.

Bitcoin Risk. Bitcoin remains a volatile and evolving asset subject to significant market fluctuations, uncertainty, and speculative investment interest. Although institutional participation, the development of regulated investment products, and broader market infrastructure have increased in recent years, the value of bitcoin continues to be influenced substantially by market sentiment, speculative demand, liquidity conditions and macroeconomic factors rather than traditional fundamental analysis. The further development and sustained acceptance of the Bitcoin network are dependent on a variety of complex factors, including technological developments, regulatory treatment, institutional participation, and broader public adoption. While regulatory oversight of bitcoin and digital asset markets has increased in certain jurisdictions, including the United States and Europe, the global regulatory environment remains fragmented and subject to change. Regulatory developments may include new legislation, enforcement actions against digital asset market participants, trading restrictions, taxation policies or changes in regulatory classification. Any such actions could materially affect the value, liquidity, or market structure of bitcoin. Bitcoin markets remain susceptible to fraud, market manipulation, theft, cybersecurity incidents and operational disruptions. Trading may occur on digital asset trading platforms that are not subject to the same regulatory oversight as traditional securities exchanges. Failures of market participants such as exchanges, custodians, lenders, or other intermediaries could negatively affect market confidence and liquidity. In addition, a significant concentration of bitcoin holdings among a relatively small number of holders may increase the risk that large transactions or coordinated trading activity could cause substantial price volatility. Technological risks remain inherent in bitcoin and the Bitcoin network. Although technological developments, including scaling technologies such as the Lightning Network, have sought to improve transaction efficiency and network usability, these technologies remain relatively new and may contain technical vulnerabilities, security risks, or operational limitations. Technical failures, software bugs, cyber attacks, or other disruptions could undermine confidence in the Bitcoin network and adversely affect the price of bitcoin. The potential for blockchain forks also continues to exist. Forks may occur when developers and network participants disagree regarding changes to the Bitcoin protocol. Such events could result in competing blockchain networks, market confusion, or dilution of value associated with bitcoin. Competition from alternative digital assets and blockchain networks remains significant. Other digital assets may offer technological features or use cases that differ from or improve upon those associated with bitcoin. Increased adoption of competing digital assets or payment systems could reduce demand for bitcoin and negatively affect its market value. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of bitcoin.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The bitcoin held by MSTR will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal MSTR’s bitcoin. To the extent that MSTR is unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, MSTR’s bitcoin may be subject to theft, loss, destruction or other attack. MSTR has put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by MSTR, and the security procedures may not protect against all errors, software flaws or other vulnerabilities in MSTR’s technical infrastructure, which could result in theft, loss or damage of its assets. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of a MSTR employee, and, as a result, an unauthorized party may obtain access to MSTR accounts in which its bitcoin is held, the relevant private keys (and therefore bitcoin) or other data or property of MSTR. Additionally, outside parties may attempt to fraudulently induce employees of MSTR to disclose sensitive information in order to gain access to MSTR’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service or sabotage systems change frequently or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, MSTR may be unable to anticipate these techniques or implement adequate preventative measures.

Digital Asset Market and Volatility Risk. The prices of digital assets, to which MSTR has significant exposure, have historically been highly volatile. The value of such assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The value of the Fund’s investments in instruments that provide exposure to MSTR – and therefore the value of an investment in the Fund – could decline significantly and without warning. If you are not prepared to accept significant and unexpected changes in the value of the Fund, you should not invest in the Fund.

Digital Asset Regulatory Risk. There is a lack of consensus regarding the regulation of digital assets, including bitcoin, and their markets. As a result of the growth in the size of the digital asset market, as well as recent events in the digital asset market, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of digital asset networks, digital asset users and the digital asset markets. Many of these state and federal agencies have brought enforcement actions or issued consumer advisories regarding the risks posed by digital assets to investors. Ongoing and future regulatory actions with respect to digital assets generally or bitcoin in particular may alter, perhaps to a materially adverse extent, the nature of an investment in the shares of MSTR.

Irrevocability of Transactions Risk. Digital asset transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the blockchain, an incorrect transfer or theft of bitcoin generally will not be reversible, and MSTR may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or criminal action, MSTR’s bitcoin could be transferred from its account in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts. Such events have occurred in connection with digital assets in the past. For example, in September 2014, the Chinese digital asset platform Huobi announced that it had sent approximately 900 bitcoin and 8,000 Litecoin (worth approximately $400,000 at the prevailing market prices at the time) to the wrong customers. To the extent that MSTR is unable to seek a corrective transaction with such third-party or is incapable of identifying the third-party which has received MSTR’s bitcoin through error or theft, MSTR will be unable to revert or otherwise recover incorrectly transferred bitcoin. MSTR will also be unable to convert or recover its bitcoin transferred to uncontrolled accounts. To the extent that MSTR is unable to seek redress for such error or theft, such loss could adversely affect the value of its shares.

Bitwise MSTR Option Income Strategy ETF | Liquidity Risk [Member]
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Liquidity Risk. The market for options on MSTR may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options on MSTR.

Bitwise MSTR Option Income Strategy ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Bitwise MSTR Option Income Strategy ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not associated with any of the clearing member’s individual customers by name. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Bitwise MSTR Option Income Strategy ETF | Concentration Risk [Member]
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Concentration Risk. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to MSTR and the industry to which it is assigned. As of March 1, 2026, MSTR is assigned to the “software & services” industry group of the information technology sector. Please see “Information Technology Companies Risk” for a discussion regarding the risks of an investment in such companies.

Bitwise MSTR Option Income Strategy ETF | Current Market Conditions Risk [Member]
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Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise MSTR Option Income Strategy ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise MSTR Option Income Strategy ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Bitwise MSTR Option Income Strategy ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Bitwise MSTR Option Income Strategy ETF | FLEX Options Risk [Member]
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FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Bitwise MSTR Option Income Strategy ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Bitwise MSTR Option Income Strategy ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Bitwise MSTR Option Income Strategy ETF | Leverage Risk [Member]
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Leverage Risk. While the Fund does not seek leveraged exposure to MSTR, the Fund seeks to achieve and maintain the exposure to the price of MSTR by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and, as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Bitwise MSTR Option Income Strategy ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise MSTR Option Income Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise MSTR Option Income Strategy ETF | Options Risk [Member]
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Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Bitwise MSTR Option Income Strategy ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may experience high levels of portfolio turnover. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Bitwise MSTR Option Income Strategy ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” or “RIC.” If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which may allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may lose its own status as a RIC if tax positions reflected by such options are large enough.

Bitwise MSTR Option Income Strategy ETF | Structural ETF Risks [Member]
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Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise MSTR Option Income Strategy ETF | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Bitwise MSTR Option Income Strategy ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Bitwise Bitcoin Standard Corporations ETF | Risk Lose Money [Member]
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Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise Bitcoin Standard Corporations ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise Bitcoin Standard Corporations ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise Bitcoin Standard Corporations ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise Bitcoin Standard Corporations ETF | Bitcoin Standard Corporations Risk [Member]
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Bitcoin Standard Corporations Risk. Bitcoin Standard Corporations face unique risks as a result of holding bitcoin in their corporate treasury. The speculative perception of bitcoin may overshadow the fundamentals of such companies, leading to exaggerated price movements based on hype or fear. Such companies may face criticism for adopting such a unique strategy, particularly during periods of declining bitcoin prices, potentially harming their reputation and stock value. Companies may also face scrutiny or reputational damage for associating with bitcoin, which some stakeholders view as controversial due to its environmental and illicit activity concerns. Companies with significant international operations may face challenges if jurisdictions impose restrictions on bitcoin usage, trade or holdings. Companies holding bitcoin may face accounting challenges, such as recording impairment losses when bitcoin prices decline, even if the holdings are not sold. This can distort financial performance metrics. In addition, the performance of Bitcoin Standard Corporations may not be primarily driven by the value of their bitcoin holdings. The inclusion of such companies in the Index is not necessarily intended to provide exposure to the price performance of bitcoin.

Bitwise Bitcoin Standard Corporations ETF | Bitcoin Risk [Member]
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Bitcoin Risk. While Bitcoin Standard Corporations in many instances may have operations unrelated to their bitcoin holdings, they will nonetheless be subject to the risks of holding bitcoin in their corporate treasury. Bitcoin is a relatively new innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The value of bitcoin has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The slowing, stopping or reversing of the development of the Bitcoin network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact the digital asset trading venues on which bitcoin trades. The Bitcoin blockchain may contain flaws that can be exploited by hackers. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales.” Transactions of these holders may influence the price of bitcoin.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and the digital asset trading venues on which it trades are largely unregulated and highly fragmented and digital asset trading venues may be operating out of compliance with regulations. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin network or restrict the use of bitcoin. Bitcoin Standard Corporations may also be negatively impacted by regulatory enforcement actions against the digital asset trading venues upon which bitcoin trades. Such actions could significantly reduce the number of venues upon which bitcoin trades and could negatively impact the price of bitcoin. In addition, digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin network. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin and shares of a Bitcoin Standard Corporation.

The Bitcoin network is maintained and secured by a group of validators who “mine” bitcoin, which involves contributing computer power to the network to validate transactions, maintain security and finalize settlement. The Bitcoin blockchain relies on a consensus mechanism whereby miners agree on the accurate state of the database. If a malicious actor (or group of actors) were to gain control of more than 50% the mining (or “hash”) power in the network, even temporarily, they would have the ability to block new transactions from being confirmed and could, over time, reverse or reorder prior transactions. Although it may be challenging for a malicious actor (or group of actors) to gain control of 50% of the mining (or “hash”) power in the Bitcoin blockchain, such an attack would significantly impact the value of bitcoin.

A blockchain is a public database that is updated, shared and maintained across many computers in a network. The software that powers a blockchain is known as its protocol. Like all software, these protocols may update or change from time-to-time. In the case of the Bitcoin protocol, updates are made based on proposals submitted by developers, but only if a majority of the users and miners adopt the new proposals and update their individual copies of the protocol. Certain upgrade proposals to a blockchain may not be accepted by all the participants in an ecosystem. If one significant group adopts a proposed upgrade and another does not – or if groups adopt different upgrades – this can result in a “fork” of the blockchain, wherein two distinct sets of users and validators or users and miners run two different versions of a protocol. If the versions are sufficiently different such that the two versions of the protocol cannot simultaneously maintain and update a shared record of the blockchain database, it is called a “hard fork.” A hard fork can result in the creation of two competing blockchains, each with its own native crypto assets. For instance, on August 1, 2017, two factions in the Bitcoin community could not agree on whether or not to adopt an upgrade to the Bitcoin protocol related to how to scale throughput on the blockchain. The disagreement created a fork, with the smaller group taking the name “Bitcoin Cash” and running its own blockchain and related native crypto asset. The larger group retained the name Bitcoin for its blockchain and held bitcoin as the native crypto asset. Additional forks of the Bitcoin blockchain are possible. A large-scale fork could introduce risk, uncertainty, or confusion into the Bitcoin blockchain, or could fraction the value of the main blockchain and its native crypto asset, which could significantly impact the value of bitcoin and shares of a Bitcoin Standard Corporation. Additionally, a hack of the Bitcoin blockchain or one or more projects that interact with or that are built on top of the Bitcoin blockchain could negatively impact the price of bitcoin, whether it leads to another hard fork or not, and thereby the value of a Bitcoin Standard Corporation.

The Bitcoin blockchain and its native crypto asset, bitcoin, face numerous challenges to gaining widespread adoption as an alternative payments system, including the slowness of transaction processing and finality, variability in transaction fees and volatility in bitcoin’s price. It is not clear that the Bitcoin blockchain or bitcoin can overcome these and other impediments, which could harm the long-term adoption of the Bitcoin blockchain and bitcoin as an alternative payment system, and thereby negatively impact the price of bitcoin. In addition, alternative public blockchains have been developed and may in the future develop that compete with the Bitcoin blockchain and may have significant advantages as alternative payment systems, including higher throughput, lower fees, faster settlement and finalization, and the ability to facilitate untraceable and/or privacy-shielded transactions through the use of zero-knowledge cryptography or other means. It is possible that these alternative public blockchains and their native crypto assets may be more successful than the Bitcoin blockchain and bitcoin in gaining adoption as an alternative payments system, which could limit the long-term adoption of the Bitcoin blockchain and bitcoin, thereby negatively impact the price of bitcoin. Such alternative public blockchains, such as the Ethereum network, allow users to write and implement smart contracts, that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create other digital assets. Furthermore, traditional payment systems may improve their own technical capabilities and offer faster settlement times, faster finalization and lower fees. This could make it more difficult for the Bitcoin blockchain and bitcoin to gain traction as an alternative payments system, which could limit the long-term adoption of the Bitcoin blockchain and bitcoin, and thereby negatively impact the price of bitcoin. Finally, one means by which the ecosystem surrounding the Bitcoin blockchain has attempted to mitigate concerns about the slowness of transaction processing and finality and the variability of transaction fees has been through the development of so-called Layer 2 networks, including the “Lightning Network.” Layer 2 networks are separate blockchains built on top of “Layer 1” blockchains like the Bitcoin blockchain for the purpose of augmenting the throughput of the Layer 1 blockchain, and often, providing lower fees for transaction processing and faster settlement. Layer 2 blockchains introduce certain risks into the Bitcoin ecosystem that should be considered. For instance, Layer 2 blockchains are a relatively new and still developing technology. Technological issues – including hacks, bugs, or failures – could introduce risk or harm confidence in the Bitcoin ecosystem, which could negatively impact the price of bitcoin. In addition, users may choose to settle an increasing share of transactions on Layer 2 blockchains, which could negatively impact the transaction activity on, and the amount of fee revenue generated by, the Bitcoin blockchain itself, which could negatively impact the price of bitcoin. If these or other developments negatively impact the price of bitcoin, this would negatively impact the value of the bitcoin.

Bitwise Bitcoin Standard Corporations ETF | Bitcoin Treasury Companies Risk [Member]
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Bitcoin Treasury Companies Risk. Certain Bitcoin Standard Corporations in which the Fund invests may hold substantial quantities of bitcoin as a primary component of their corporate strategy, so-called “bitcoin treasury companies.” These companies may hold bitcoin as a reserve asset on their balance sheets or may raise capital through equity or debt offerings for the purpose of acquiring additional bitcoin. The market value of securities issued by bitcoin treasury companies may be highly correlated with, and in certain circumstances more volatile than, the price of bitcoin itself. Bitcoin has historically experienced extreme price volatility, and significant declines in the price of bitcoin may materially and adversely affect the financial condition, operating results, and market valuation of bitcoin treasury companies. In some cases, bitcoin holdings may represent a significant portion of a company’s assets or market capitalization, meaning that fluctuations in bitcoin prices may have a disproportionate effect on the value of such companies’ equity securities. In addition, bitcoin treasury companies may use capital markets transactions, including the issuance of equity securities, convertible debt, or preferred securities, to finance the acquisition of additional bitcoin. These financing strategies may increase financial leverage, create dilution for existing shareholders, and amplify the impact of bitcoin price movements on a company’s financial condition and stock price. During periods of declining bitcoin prices or reduced investor appetite for digital asset exposure, such companies may have difficulty raising capital on favorable terms or may be forced to curtail or unwind their bitcoin acquisition strategies. Because the perceived value of certain bitcoin treasury companies has at times traded at a premium to the value of their underlying bitcoin holdings, declines in bitcoin prices or shifts in investor sentiment toward digital assets may also cause such premiums to compress or reverse, which could lead to rapid and significant declines in the market prices of their securities. During periods of declining bitcoin prices, as was seen in 2025 and 2026, the equity securities of certain bitcoin treasury companies declined significantly more than the price of bitcoin itself, reflecting the leveraged nature of their business models and investor expectations embedded in their valuations. In certain instances, bitcoin treasury companies saw their market valuations fall below the value of the bitcoin such companies held. Bitcoin treasury companies also face accounting, liquidity, and balance sheet risks associated with holding digital assets. Under certain accounting frameworks, bitcoin has historically been treated as an intangible asset and may require impairment charges when its market value falls below the acquisition cost, even if the company does not sell the bitcoin. Such impairment charges can result in significant reported losses and increased volatility in financial statements. In addition, a substantial allocation of corporate assets to bitcoin may reduce a company’s liquidity and limit its ability to deploy capital for operating needs, strategic acquisitions, or other corporate purposes. These factors may make bitcoin treasury companies more financially exposed to cryptocurrency market cycles than companies with more traditional treasury management strategies. Furthermore, the business models of bitcoin treasury companies may become increasingly dependent on continued investor confidence in their ability to accumulate and hold bitcoin over time. A prolonged decline in bitcoin prices, reduced access to capital markets, or a loss of investor confidence in the strategy of holding bitcoin as a corporate reserve asset could adversely affect the financial condition of such companies and, in extreme circumstances, could result in forced sales of bitcoin or other assets. The growing number of companies adopting bitcoin treasury strategies may also create feedback loops between equity markets and digital asset markets, potentially increasing volatility and creating the risk of cascading declines during periods of market stress.

Bitwise Bitcoin Standard Corporations ETF | Custody Risk [Member]
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Custody Risk. Bitcoin Standard Corporations also face risks associated with the custody of their bitcoin. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The bitcoin held by a Bitcoin Standard Corporation will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal the Bitcoin Standard Corporation’s bitcoins. To the extent that a Bitcoin Standard Corporation is unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, a Bitcoin Standard Corporation’s bitcoin may be subject to theft, loss, destruction or other attack. While a Bitcoin Standard Corporation has likely put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards”, and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by a Bitcoin Standard Corporation and the security procedures may not protect against all errors, software flaws or other vulnerabilities in a Bitcoin Standard Corporation’s technical infrastructure, which could result in theft, loss or damage of its assets. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee, and, as a result, an unauthorized party may obtain access to a Bitcoin Standard Corporation’s account where its bitcoin is held, the relevant private keys (and therefore bitcoin) or other data or property of a Bitcoin Standard Corporation. Additionally, outside parties may attempt to fraudulently induce employees of a Bitcoin Standard Corporation to disclose sensitive information in order to gain access to a Bitcoin Standard Corporation’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, a Bitcoin Standard Corporation may be unable to anticipate these techniques or implement adequate preventative measures.

Bitwise Bitcoin Standard Corporations ETF | Digital Asset Market and Volatility Risk [Member]
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Digital Asset Market and Volatility Risk. The price of bitcoin, to which each Bitcoin Standard Corporation has exposure, have historically been highly volatile. The value of such assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The value of the Fund’s investments in Bitcoin Standard Corporations – and therefore the value of an investment in the Fund – could decline significantly and without warning. If you are not prepared to accept significant and unexpected changes in the value of the Fund, you should not invest in the Fund.

Bitwise Bitcoin Standard Corporations ETF | Digital Asset Regulatory Risk [Member]
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Digital Asset Regulatory Risk. There is a lack of consensus regarding the regulation of digital assets, including bitcoin, and their markets. As a result of the growth in the size of the digital asset market, as well as the 2022 Events, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of digital asset networks, digital asset users and the digital asset markets. Many of these state and federal agencies have brought enforcement actions or issued consumer advisories regarding the risks posed by digital assets to investors. Ongoing and future regulatory actions with respect to digital assets generally or bitcoin in particular may alter, perhaps to a materially adverse extent, the nature of an investment in the shares of a Bitcoin Standard Corporation.

Bitwise Bitcoin Standard Corporations ETF | Concentration Risk [Member]
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

Bitwise Bitcoin Standard Corporations ETF | Currency Risk [Member]
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Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

Bitwise Bitcoin Standard Corporations ETF | Current Market Conditions Risk [Member]
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Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise Bitcoin Standard Corporations ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise Bitcoin Standard Corporations ETF | Depositary Receipts Risk [Member]
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Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Bitwise Bitcoin Standard Corporations ETF | Emerging Markets Risk [Member]
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Emerging Markets Risk. Investments in securities issued by governments and companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. Investments in emerging markets securities are generally considered speculative in nature and are subject to the following heightened risks: smaller market capitalization of securities markets which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; rapid inflation; and currency convertibility issues. Emerging market countries also often have less uniformity in accounting and reporting requirements, unsettled securities laws, unreliable securities valuation and greater risk associated with custody of securities. Financial and other reporting by companies and government entities also may be less reliable in emerging market countries. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in emerging market countries or for U.S. authorities to pursue. Furthermore, investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Bitwise Bitcoin Standard Corporations ETF | Equity Securities Risk [Member]
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Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Bitwise Bitcoin Standard Corporations ETF | Information Technology Companies Risk [Member]
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Information Technology Companies Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Bitwise Bitcoin Standard Corporations ETF | Large Capitalization Companies Risk [Member]
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Large Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Bitwise Bitcoin Standard Corporations ETF | Line of Business Risk [Member]
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Line of Business Risk. Bitcoin Standard Corporations may be engaged in other lines of business unrelated to bitcoin. These lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to bitcoin, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Bitwise Bitcoin Standard Corporations ETF | National Closed Market Trading Risk [Member]
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National Closed Market Trading Risk. To the extent that the underlying securities and/or other assets held by the Fund trade on non-U.S. exchanges or in non-U.S. markets that may be closed when the securities exchange on which Fund Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed non-U.S. market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities and/or other assets trade on that closed non-U.S. market or when the non-U.S. market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Bitwise Bitcoin Standard Corporations ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise Bitcoin Standard Corporations ETF | Non-U.S. Securities Risk [Member]
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Non-U.S. Securities Risk. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Bitwise Bitcoin Standard Corporations ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise Bitcoin Standard Corporations ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may experience high levels of portfolio turnover. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Bitwise Bitcoin Standard Corporations ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. Additionally, the Fund’s return may not match the return of the Index for a number of reasons. The Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Index. The Fund’s portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. Additionally, although the Fund follows a defined Index rebalance schedule, the Index Provider could determine to suspend or delay a rebalance to a market event, during which time the Fund’s index tracking error may be heightened and could negatively impact investors. Lastly, a stock included in the Index may not exhibit the factor trait or provide specific factor exposure for which it was selected, and consequently, the Fund’s holdings may not exhibit returns consistent with that factor trait.

Bitwise Bitcoin Standard Corporations ETF | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Companies Risk. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bitwise Bitcoin Standard Corporations ETF | Structural ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise Crypto Industry Innovators ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise Crypto Industry Innovators ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise Crypto Industry Innovators ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise Crypto Industry Innovators ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise Crypto Industry Innovators ETF | Crypto Industry Innovators Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Crypto Industry Innovators Risk. The Fund invests in equity securities of companies that derive a substantial portion of their revenues from activities related to the cryptocurrency and digital asset ecosystem (Crypto Innovators). These companies are highly dependent on the development, adoption, and functioning of digital asset networks and markets. As a result, the value of securities issued by such companies may be highly volatile and may decline significantly if interest in digital assets decreases, if the market price of cryptocurrencies declines, or if the broader digital asset ecosystem experiences disruptions. Because many Crypto Innovators generate revenue directly from activities such as cryptocurrency trading, transaction processing, custody, mining, or holding digital assets on their balance sheets, their financial performance may be significantly correlated with the price movements and market sentiment associated with cryptocurrencies such as bitcoin and ether. The cryptocurrency market has historically experienced extreme price volatility, rapid changes in investor sentiment, and significant drawdowns over short periods of time, and such volatility may adversely affect the financial condition, operating results, and market valuations of Crypto Innovators. The business models of many Crypto Innovators are relatively new and may depend on technologies that are still developing. Companies engaged in cryptocurrency mining or digital asset infrastructure rely on specialized hardware, significant electricity consumption, and access to computing resources, and their profitability may be affected by increases in energy costs, changes in mining difficulty, technological obsolescence, or competition from more efficient mining operations. Companies that operate cryptocurrency trading platforms or provide digital asset financial services depend heavily on trading activity and user adoption, which may fluctuate dramatically during periods of market stress or declining cryptocurrency prices. Stablecoin issuers and related financial infrastructure companies may be affected by regulatory developments, questions regarding reserve assets, redemption mechanisms, or the broader stability of the stablecoin ecosystem. Crypto Innovators are also subject to substantial regulatory uncertainty. Governments and regulators in the United States and abroad have taken differing and evolving approaches to regulating digital assets, cryptocurrency trading platforms, stablecoins, mining operations, and other digital asset activities. New laws, regulations, or enforcement actions could significantly restrict the ability of Crypto Innovators to conduct their business, impose additional compliance costs, or cause certain digital asset activities to become uneconomic or unlawful in particular jurisdictions. Regulatory actions could also reduce liquidity or participation in digital asset markets, which could adversely affect the revenues and valuations of companies operating in the sector. In addition, Crypto Innovators may be exposed to operational and technological risks unique to the digital asset ecosystem. These risks include cybersecurity breaches, loss or theft of digital assets, failures in blockchain networks or related infrastructure, errors in smart contracts or transaction processing systems, and disruptions to digital asset custody or settlement systems. Because many companies in the sector rely on complex software systems and digital infrastructure, they may be particularly vulnerable to hacking, system failures, or technological flaws. Such events could result in financial losses, reputational damage, regulatory scrutiny, or litigation. The market for securities of Crypto Innovators may also be relatively concentrated. A significant portion of the Fund’s portfolio may consist of companies engaged in cryptocurrency mining, digital asset trading platforms, and companies holding substantial amounts of cryptocurrency on their balance sheets. These companies may be sensitive to similar economic, technological, and regulatory developments, which may increase the risk that the Fund’s investments will experience correlated declines. As a result, negative developments affecting the digital asset ecosystem, including declines in cryptocurrency prices, reduced network activity, changes in regulatory policy, or technological disruptions, may have a disproportionate and adverse impact on the Fund’s investments. Finally, many Crypto Innovators operate in rapidly evolving and highly competitive industries. Technological innovation, new digital asset protocols, competing blockchain networks, or new financial technologies may reduce the demand for existing digital asset services or render certain business models obsolete. Companies that are currently leaders in the digital asset ecosystem may fail to maintain their competitive advantages, and new entrants may displace existing market participants. Any such developments could adversely affect the financial performance and market value of Crypto Innovators and, in turn, the value of the Fund’s investments.

Bitwise Crypto Industry Innovators ETF | Blockchain and Cryptocurrency Ecosystem Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Blockchain and Cryptocurrency Ecosystem Risk. The technology relating to the blockchain and cryptocurrency industry ecosystem is new and developing and the risks associated with crypto assets may not fully emerge until the technology is widely used. Technologies utilizing cryptography are used by companies to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. Cryptography refers to a set of techniques designed to allow for secure communication in the presence of adversarial behavior. Blockchain is a well-known example of a technology that relies on cryptography. A blockchain is comprised of unchangeable, digitally recorded data in packages called “blocks.” These digitally recorded blocks of data are stored in a linear “chain.” Each block in the chain contains data (e.g., a transaction), that is cryptographically connected to the previous block in the chain, ensuring all data in the overall “blockchain” has not been tampered with and remains unchanged. The cryptographic keys necessary to transact a crypto asset may be subject to theft, loss, or destruction, which could adversely affect a company’s business or operations if it were dependent on such an asset. Competing platforms and technologies may be developed such that consumers or investors use an alternative to crypto assets. There may be risks posed by the lack of regulation for crypto assets and any future regulatory developments could affect the viability and expansion of the use of blockchain and cryptocurrency technologies. Recently, U.S. securities regulators have brought actions against companies operating in the blockchain and cryptocurrency industry ecosystem for violations of U.S. securities laws. To the extent such an action is brought against a company held by the Fund, the value of such a holding could decrease significantly. Because companies operating in the blockchain and cryptocurrency industry ecosystem may operate across many national boundaries and regulatory jurisdictions, it is possible that such companies may be subject to widespread and inconsistent regulation. Blockchain and cryptocurrency industry companies that rely on third party products may be subject to technical defects or vulnerabilities beyond a company’s control. Because many crypto assets do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of volatility, fraud or manipulation. The values of certain companies included in the Fund’s portfolio may not entirely be a reflection of their connection to the blockchain and cryptocurrency industry ecosystem, but may be based on other business operations. In addition, these companies may engage in other lines of business unrelated to the blockchain and cryptocurrency industry ecosystem and these lines of business could adversely affect their operating results. Such companies may be engaged in activities traditionally comprising the information technology sector and financial sectors. These companies also may not be able to develop crypto technology applications or may not be able to capitalize on those applications. Technologies also may never be fully implemented, which could adversely affect an investment in such companies. Companies that use crypto technologies may be subject to cybersecurity risk. In addition, certain features of blockchain and cryptocurrency industry technologies, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of crypto technologies and adversely affect companies included in the Fund’s portfolio. Blockchain and cryptocurrency industry companies may be subject to the risks posed by conflicting intellectual property claims, which may reduce confidence in the viability of a crypto asset. Certain of the Fund’s investments, including investments in companies with direct holdings of crypto assets may be subject to the risks associated with investing in such assets. Such companies may be subject to the risk that: the technology that facilitates the transfer of the crypto asset could fail; the decentralized, open source protocol of the blockchain network utilized by a company held by the Fund could be affected by Internet connectivity disruptions, fraud, consensus failures or cybersecurity attacks; such network may not be adequately maintained by its participants; because crypto assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a crypto asset; the price of a crypto asset may be impacted by the transactions of a small number of holders of such asset; and that a crypto asset will decline in popularity, acceptance or use, thereby impairing its price.

Bitwise Crypto Industry Innovators ETF | Bitcoin Risk [Member]
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Risk [Text Block]

Bitcoin Risk. Although the Fund does not hold bitcoin directly, it invests in companies whose value is directly related to the value of bitcoin. Bitcoin remains a volatile and evolving asset subject to significant market fluctuations, uncertainty, and speculative investment interest. Although institutional participation, the development of regulated investment products, and broader market infrastructure have increased in recent years, the value of bitcoin continues to be influenced substantially by market sentiment, speculative demand, liquidity conditions and macroeconomic factors rather than traditional fundamental analysis. The further development and sustained acceptance of the Bitcoin network are dependent on a variety of complex factors, including technological developments, regulatory treatment, institutional participation, and broader public adoption. While regulatory oversight of bitcoin and digital asset markets has increased in certain jurisdictions, including the United States and Europe, the global regulatory environment remains fragmented and subject to change. Regulatory developments may include new legislation, enforcement actions against digital asset market participants, trading restrictions, taxation policies or changes in regulatory classification. Any such actions could materially affect the value, liquidity, or market structure of bitcoin. Bitcoin markets remain susceptible to fraud, market manipulation, theft, cybersecurity incidents and operational disruptions. Trading may occur on digital asset trading platforms that are not subject to the same regulatory oversight as traditional securities exchanges. Failures of market participants such as exchanges, custodians, lenders, or other intermediaries could negatively affect market confidence and liquidity. In addition, a significant concentration of bitcoin holdings among a relatively small number of holders may increase the risk that large transactions or coordinated trading activity could cause substantial price volatility. Technological risks remain inherent in bitcoin and the Bitcoin network. Although technological developments, including scaling technologies such as the Lightning Network, have sought to improve transaction efficiency and network usability, these technologies remain relatively new and may contain technical vulnerabilities, security risks, or operational limitations. Technical failures, software bugs, cyber attacks, or other disruptions could undermine confidence in the Bitcoin network and adversely affect the price of bitcoin. The potential for blockchain forks also continues to exist. Forks may occur when developers and network participants disagree regarding changes to the Bitcoin protocol. Such events could result in competing blockchain networks, market confusion, or dilution of value associated with bitcoin. Competition from alternative digital assets and blockchain networks remains significant. Other digital assets may offer technological features or use cases that differ from or improve upon those associated with bitcoin. Increased adoption of competing digital assets or payment systems could reduce demand for bitcoin and negatively affect its market value. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of bitcoin.

Bitwise Crypto Industry Innovators ETF | Ether Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ether Risk. Although the Fund does not hold ether directly, it invests in companies whose value is directly related to the value of ether. Ether is subject to significant volatility, rapid price fluctuations, and uncertainty. Although ether has experienced increased institutional attention, technological development, and broader adoption in recent years, its value continues to be influenced by market sentiment, speculative investment activity, macroeconomic conditions, and technological developments rather than traditional fundamental analysis. The Ethereum blockchain is an evolving technology platform that continues to undergo significant upgrades intended to improve scalability, security, and functionality. In recent years, the Ethereum network transitioned from a Proof of Work consensus mechanism to a Proof of Stake consensus mechanism. Additional upgrades and scalability solutions, including rollups and other Layer 2 technologies, continue to be developed and implemented. While these developments are intended to enhance network efficiency and usability, technological changes introduce risks including coding errors, software vulnerabilities, delays in development, network disruptions, or unintended economic consequences that could negatively affect investor confidence, network adoption, or the value of ether. The regulatory environment for ether and the Ethereum blockchain remains uncertain and continues to evolve globally. Regulatory authorities may take differing or inconsistent approaches regarding the classification, trading, custody or taxation of ether. Regulatory actions may include enforcement proceedings, new legislation or regulatory guidance affecting digital asset markets. Changes in the regulatory classification of ether, including the possibility that ether could be treated differently under securities, commodities, or other regulatory regimes, could materially affect ether’s value, liquidity, or market perception. The Ethereum ecosystem relies extensively on smart contracts and decentralized applications that operate on the Ethereum blockchain. Smart contracts are computer code designed to automatically execute transactions or other functions. Although smart contracts enable a wide range of decentralized finance and blockchain applications, they are subject to risks including coding vulnerabilities, exploitation, hacking incidents, and design flaws. Security breaches involving decentralized finance platforms, decentralized exchanges, or other smart contract based systems have resulted in significant financial losses in the past and could negatively affect market sentiment, investor confidence, and the value of ether. Competition from other blockchain networks remains significant. Alternative Layer 1 blockchain platforms, including networks such as Solana, Avalanche, Cardano, Polkadot, and others, may offer technological advantages such as faster transaction speeds, lower fees, improved scalability or specialized features. The successful adoption and development of competing blockchain ecosystems could reduce Ethereum’s market share, developer activity, or network usage and could negatively affect the long-term value of ether. The Ethereum network may also face governance risks. Decisions regarding protocol upgrades, network parameters or other changes are generally determined through decentralized processes involving developers, validators and other network participants. Disagreements among participants or failures to achieve consensus could lead to contentious blockchain forks, fragmentation of the network, or diminished market confidence Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of ether.

Bitwise Crypto Industry Innovators ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

Bitwise Crypto Industry Innovators ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

Bitwise Crypto Industry Innovators ETF | Current Market Conditions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise Crypto Industry Innovators ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise Crypto Industry Innovators ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Bitwise Crypto Industry Innovators ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investments in securities issued by governments and companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. Investments in emerging markets securities are generally considered speculative in nature and are subject to the following heightened risks: smaller market capitalization of securities markets which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; rapid inflation; and currency convertibility issues. Emerging market countries also often have less uniformity in accounting and reporting requirements, unsettled securities laws, unreliable securities valuation and greater risk associated with custody of securities. Financial and other reporting by companies and government entities also may be less reliable in emerging market countries. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in emerging market countries or for U.S. authorities to pursue. Furthermore, investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Bitwise Crypto Industry Innovators ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Bitwise Crypto Industry Innovators ETF | Information Technology Companies Risk [Member]
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Risk [Text Block]

Information Technology Companies Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Bitwise Crypto Industry Innovators ETF | IPO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

IPO Risk. The Fund may invest in shares recently issued in IPOs. Shares issued by companies that have recently conducted an IPO are often subject to extreme price volatility and speculative trading due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Such stocks may have exhibited price appreciation in connection with the IPO that is not sustained, and it is not uncommon for stocks to decline in value in the period following the IPO. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Bitwise Crypto Industry Innovators ETF | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Bitwise Crypto Industry Innovators ETF | National Closed Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

National Closed Market Trading Risk. To the extent that the underlying securities and/or other assets held by the Fund trade on non-U.S. exchanges or in non-U.S. markets that may be closed when the securities exchange on which Fund Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed non-U.S. market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities and/or other assets trade on that closed non-U.S. market or when the non-U.S. market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Bitwise Crypto Industry Innovators ETF | Non-Diversification Risk [Member]
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Risk [Text Block]

Non-Diversification Risk. As a “non-diversified” fund, the Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise Crypto Industry Innovators ETF | Non-U.S. Securities Risk [Member]
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Risk [Text Block]

Non-U.S. Securities Risk. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Bitwise Crypto Industry Innovators ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise Crypto Industry Innovators ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. Additionally, the Fund’s return may not match the return of the Index for a number of reasons. The Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Index. The Fund’s portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. Additionally, although the Fund follows a defined Index rebalance schedule, the Index Provider could determine to suspend or delay a rebalance to a market event, during which time the Fund’s index tracking error may be heightened and could negatively impact investors. Lastly, a stock included in the Index may not exhibit the factor trait or provide specific factor exposure for which it was selected, and consequently, the Fund’s holdings may not exhibit returns consistent with that factor trait.

Bitwise Crypto Industry Innovators ETF | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Companies Risk. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bitwise Crypto Industry Innovators ETF | Structural ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise Bitcoin Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise Bitcoin Option Income Strategy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise Bitcoin Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a “non-diversified” fund, each Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase a Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise Bitcoin Option Income Strategy ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise Bitcoin Option Income Strategy ETF | Covered Call Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Covered Call Strategy Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of the Bitcoin ETP(s) is derived through options exposure, rather than direct holdings of the shares of the Bitcoin ETP(s). Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of the Bitcoin ETP(s) may not be as precise as if the Fund were directly holding shares of the Bitcoin ETP(s).

Bitwise Bitcoin Option Income Strategy ETF | Bitcoin ETP Risks [Member]
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Risk [Text Block]

Bitcoin ETP Risks. The Fund will have significant exposure to the Bitcoin ETPs through its utilization of Bitcoin ETP Options. Accordingly, the Fund will be subject to the risks of the Bitcoin ETPs set forth below.

Bitcoin Risk. Bitcoin remains a volatile and evolving asset subject to significant market fluctuations, uncertainty, and speculative investment interest. Although institutional participation, the development of regulated investment products, and broader market infrastructure have increased in recent years, the value of bitcoin continues to be influenced substantially by market sentiment, speculative demand, liquidity conditions and macroeconomic factors rather than traditional fundamental analysis. The further development and sustained acceptance of the Bitcoin network are dependent on a variety of complex factors, including technological developments, regulatory treatment, institutional participation, and broader public adoption. While regulatory oversight of bitcoin and digital asset markets has increased in certain jurisdictions, including the United States and Europe, the global regulatory environment remains fragmented and subject to change. Regulatory developments may include new legislation, enforcement actions against digital asset market participants, trading restrictions, taxation policies or changes in regulatory classification. Any such actions could materially affect the value, liquidity, or market structure of bitcoin. Bitcoin markets remain susceptible to fraud, market manipulation, theft, cybersecurity incidents and operational disruptions. Trading may occur on digital asset trading platforms that are not subject to the same regulatory oversight as traditional securities exchanges. Failures of market participants such as exchanges, custodians, lenders, or other intermediaries could negatively affect market confidence and liquidity. In addition, a significant concentration of bitcoin holdings among a relatively small number of holders may increase the risk that large transactions or coordinated trading activity could cause substantial price volatility. Technological risks remain inherent in bitcoin and the Bitcoin network. Although technological developments, including scaling technologies such as the Lightning Network, have sought to improve transaction efficiency and network usability, these technologies remain relatively new and may contain technical vulnerabilities, security risks, or operational limitations. Technical failures, software bugs, cyber attacks, or other disruptions could undermine confidence in the Bitcoin network and adversely affect the price of bitcoin. The potential for blockchain forks also continues to exist. Forks may occur when developers and network participants disagree regarding changes to the Bitcoin protocol. Such events could result in competing blockchain networks, market confusion, or dilution of value associated with bitcoin. Competition from alternative digital assets and blockchain networks remains significant. Other digital assets may offer technological features or use cases that differ from or improve upon those associated with bitcoin. Increased adoption of competing digital assets or payment systems could reduce demand for bitcoin and negatively affect its market value. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of bitcoin, consequently impacting the value of shares in Bitcoin ETPs or related investment products.

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The bitcoin held by the Bitcoin ETPs’ custodian will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal the Bitcoin ETPs’ bitcoins. To the extent that the Bitcoin ETPs and their service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, a Bitcoin ETP’s bitcoins may be subject to theft, loss, destruction or other attack. The Bitcoin ETPs have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards,” and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Bitcoin ETPs, and the security procedures may not protect against all errors, software flaws or other vulnerabilities in a Bitcoin ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Bitcoin ETPs do not control the operations of their service providers or their implementation of such security procedures, and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding a Bitcoin ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of a Bitcoin ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Bitcoin ETP’s account at the custodian where its bitcoin is held, the relevant private keys (and therefore bitcoin) or other data or property of a Bitcoin ETP. Additionally, outside parties may attempt to fraudulently induce employees of a Bitcoin ETP or its service providers to disclose sensitive information in order to gain access to a Bitcoin ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, a Bitcoin ETP and its service providers may be unable to anticipate these techniques or implement adequate preventative measures.

Digital Asset Trading Platforms Risk. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions and other technical risks. High-profile failures, breaches or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions or insolvency—can significantly reduce investor confidence, increase market volatility and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures or alter business models substantially, thereby affecting the prices of digital assets, including bitcoin. Investors should be aware that trading or custodying bitcoin on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

Irrevocability of Transactions Risk. Bitcoin transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the Bitcoin blockchain, an incorrect transfer or theft of bitcoin generally will not be reversible and a Bitcoin ETP may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or other criminal action, a Bitcoin ETP’s bitcoin could be transferred from the Bitcoin ETP’s account at its custodian in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts.

Trading Halt Risk. Trading in shares of a Bitcoin ETP on U.S. securities exchanges may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares of the Bitcoin ETP inadvisable. In addition, trading of shares of a Bitcoin ETP on securities exchanges is subject to trading halts caused by extraordinary market volatility pursuant to an exchange’s “circuit breaker” rules. Shares of a Bitcoin ETP may be at a higher risk of a trading halt due to the volatility of bitcoin. In the event that shares of a Bitcoin ETP are subject to a trading halt, the Fund’s ability to pursue its principal investment strategy may be impaired, and the Fund may be negatively affected.

Volatility Risk. The price of bitcoin remains highly volatile and subject to significant price fluctuations. While recent increases in institutional adoption, clearer regulatory frameworks and broader market acceptance have contributed to greater stability relative to earlier periods, the price of bitcoin continues to be influenced by rapid shifts in market sentiment, regulatory developments, macroeconomic conditions, technological advancements and unforeseen events. The market price of bitcoin has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Given the evolving nature of digital asset markets, price volatility may be amplified by external factors such as changes in global financial markets, geopolitical events, regulatory enforcement actions or significant technological or security incidents. Furthermore, speculative trading, leveraged positions and derivatives markets tied to bitcoin continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses. Consequently, investments linked directly or indirectly to bitcoin, including Bitcoin ETPs, may experience heightened volatility compared to traditional investment products.

Bitwise Bitcoin Option Income Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The market for Bitcoin ETP Options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Bitcoin ETP Options.

Bitwise Bitcoin Option Income Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Bitwise Bitcoin Option Income Strategy ETF | Active Management Risk [Member]
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Risk [Text Block]

Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies or could have negative returns.

Bitwise Bitcoin Option Income Strategy ETF | Clearing Member Default Risk [Member]
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Risk [Text Block]

Clearing Member Default Risk. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not associated with any of the clearing member’s individual customers by name. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Bitwise Bitcoin Option Income Strategy ETF | Concentration Risk [Member]
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Risk [Text Block]

Concentration Risk. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to bitcoin.

Bitwise Bitcoin Option Income Strategy ETF | Current Market Conditions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise Bitcoin Option Income Strategy ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise Bitcoin Option Income Strategy ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Bitwise Bitcoin Option Income Strategy ETF | FLEX Options Risk [Member]
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FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Bitwise Bitcoin Option Income Strategy ETF | Leverage Risk [Member]
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Leverage Risk. While the Fund does not seek leveraged exposure to the Bitcoin ETPs, the Fund seeks to achieve and maintain the exposure to the price of the Bitcoin ETPs by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and, as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Bitwise Bitcoin Option Income Strategy ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. As a “non-diversified” fund, each Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase a Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise Bitcoin Option Income Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise Bitcoin Option Income Strategy ETF | Options Risk [Member]
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Risk [Text Block]

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities, and there may, at times, not be a liquid secondary market for certain options.

Bitwise Bitcoin Option Income Strategy ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may experience high levels of portfolio turnover. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Bitwise Bitcoin Option Income Strategy ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation.

To the extent that the Fund investments in Bitcoin ETP Options include offsetting positions, the character of gains or losses realized by the Fund under the Code’s “straddle” rules may be affected and may increase the amount of short-term capital gain realized by the Fund. The Fund may hold certain options that do not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the issuer of the referenced asset or in the case of Bitcoin ETP Options that reference a Bitcoin ETP Index, the issuers of the securities underlying the index, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset or the issuers of the securities underlying the index, the Fund could lose its own status as a RIC.

The Fund intends to treat the income it derives from gains on options referencing the Bitcoin ETPs and Bitcoin ETP Indexes as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. It has adopted this position in reliance on an opinion obtained from counsel that income from such investments should constitute “qualifying income,” as the Bitcoin ETPs and Bitcoin ETP Indexes referenced by the options constitute “securities” under Section 2(a)(36) of the 1940 Act. However, this opinion is not binding upon the Internal Revenue Service (“IRS”). If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its investment objective.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Bitwise Bitcoin Option Income Strategy ETF | Structural ETF Risks [Member]
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Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise Bitcoin Option Income Strategy ETF | U.S. Government Securities Risk [Member]
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Risk [Text Block]

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Bitwise Bitcoin Option Income Strategy ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Bitwise BITQ Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bitwise BITQ Option Income Strategy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bitwise BITQ Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a “non-diversified” fund, each Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase a Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
Bitwise BITQ Option Income Strategy ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

Bitwise BITQ Option Income Strategy ETF | Covered Call Strategy Risk [Member]
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Covered Call Strategy Risk. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of BITQ is derived through options exposure rather than direct holdings of the shares of BITQ. Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of BITQ may not be as precise as if the Fund were directly holding shares of BITQ.

Bitwise BITQ Option Income Strategy ETF | BITQ Risks [Member]
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BITQ Risks. The Fund will have significant exposure to BITQ through its investments in options that utilize BITQ as the reference asset. Accordingly, the Fund will subject to the risks of BITQ set forth below. In addition to these risks, BITQ is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Market Risk, Concentration Risk, Current Market Conditions Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk.

Bitcoin Risk. Bitcoin remains a volatile and evolving asset subject to significant market fluctuations, uncertainty, and speculative investment interest. Although institutional participation, the development of regulated investment products, and broader market infrastructure have increased in recent years, the value of bitcoin continues to be influenced substantially by market sentiment, speculative demand, liquidity conditions and macroeconomic factors rather than traditional fundamental analysis. The further development and sustained acceptance of the Bitcoin network are dependent on a variety of complex factors, including technological developments, regulatory treatment, institutional participation, and broader public adoption. While regulatory oversight of bitcoin and digital asset markets has increased in certain jurisdictions, including the United States and Europe, the global regulatory environment remains fragmented and subject to change. Regulatory developments may include new legislation, enforcement actions against digital asset market participants, trading restrictions, taxation policies or changes in regulatory classification. Any such actions could materially affect the value, liquidity, or market structure of bitcoin. Bitcoin markets remain susceptible to fraud, market manipulation, theft, cybersecurity incidents and operational disruptions. Trading may occur on digital asset trading platforms that are not subject to the same regulatory oversight as traditional securities exchanges. Failures of market participants such as exchanges, custodians, lenders, or other intermediaries could negatively affect market confidence and liquidity. In addition, a significant concentration of bitcoin holdings among a relatively small number of holders may increase the risk that large transactions or coordinated trading activity could cause substantial price volatility. Technological risks remain inherent in bitcoin and the Bitcoin network. Although technological developments, including scaling technologies such as the Lightning Network, have sought to improve transaction efficiency and network usability, these technologies remain relatively new and may contain technical vulnerabilities, security risks, or operational limitations. Technical failures, software bugs, cyber attacks, or other disruptions could undermine confidence in the Bitcoin network and adversely affect the price of bitcoin. The potential for blockchain forks also continues to exist. Forks may occur when developers and network participants disagree regarding changes to the Bitcoin protocol. Such events could result in competing blockchain networks, market confusion, or dilution of value associated with bitcoin. Competition from alternative digital assets and blockchain networks remains significant. Other digital assets may offer technological features or use cases that differ from or improve upon those associated with bitcoin. Increased adoption of competing digital assets or payment systems could reduce demand for bitcoin and negatively affect its market value. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of bitcoin, consequently impacting the value of shares of BITQ or related investment products.

Blockchain and Cryptocurrency Industry Risk. The technology relating to the blockchain and cryptocurrency industry ecosystem is new and developing and the risks associated with crypto assets may not fully emerge until the technology is widely used. Technologies utilizing cryptography are used by companies to optimize their business practices, whether by using the technology within their business or operating business lines involved in the operation of the technology. Cryptography refers to a set of techniques designed to allow for secure communication in the presence of adversarial behavior. Blockchain is a well-known example of a technology that relies on cryptography. A blockchain is comprised of unchangeable, digitally recorded data in packages called “blocks.” These digitally recorded blocks of data are stored in a linear “chain.” Each block in the chain contains data (e.g., a transaction), that is cryptographically connected to the previous block in the chain, ensuring all data in the overall “blockchain” has not been tampered with and remains unchanged. The cryptographic keys necessary to transact a crypto asset may be subject to theft, loss or destruction, which could adversely affect a company’s business or operations if it were dependent on such an asset. Competing platforms and technologies may be developed such that consumers or investors use an alternative to crypto assets. There may be risks posed by the lack of regulation for crypto assets and any future regulatory developments could affect the viability and expansion of the use of blockchain and cryptocurrency technologies. Recently, U.S. securities regulators have brought actions against companies operating in the blockchain and cryptocurrency industry ecosystem for violations of U.S. securities laws. To the extent such an action is brought against a company held by the Fund, the value of such a holding could decrease significantly. Because companies operating in the blockchain and cryptocurrency industry ecosystem may operate across many national boundaries and regulatory jurisdictions, it is possible that such companies may be subject to widespread and inconsistent regulation. Blockchain and cryptocurrency industry companies that rely on third-party products may be subject to technical defects or vulnerabilities beyond a company’s control. Because many crypto assets do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of volatility, fraud or manipulation. The values of certain companies included in BITQ’s portfolio may not entirely reflect their connection to the blockchain and cryptocurrency industry ecosystem but may be based on other business operations. In addition, these companies may engage in other lines of business unrelated to the blockchain and cryptocurrency industry ecosystem and these lines of business could adversely affect their operating results. Such companies may be engaged in activities traditionally comprising the information technology sector and financial sectors. These companies also may not be able to develop crypto technology applications or may not be able to capitalize on those applications. Technologies also may never be fully implemented, which could adversely affect an investment in such companies. Companies that use crypto technologies may be subject to cybersecurity risk. In addition, certain features of blockchain and cryptocurrency industry technologies, such as decentralization, open-source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of crypto technologies and adversely affect companies included in BITQ’s portfolio. Blockchain and cryptocurrency industry companies may be subject to the risks posed by conflicting intellectual property claims, which may reduce confidence in the viability of a crypto asset.

Certain of BITQ’s investments, including investments in companies with direct holdings of crypto assets may be subject to the risks associated with investing in such assets. Such companies may be subject to the risk that: the technology that facilitates the transfer of the crypto asset could fail; the decentralized, open source protocol of the blockchain network utilized by a company held by BITQ could be affected by Internet connectivity disruptions, fraud, consensus failures or cybersecurity attacks; such network may not be adequately maintained by its participants; because crypto assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a crypto asset; the price of a crypto asset may be impacted by the transactions of a small number of holders of such asset; and that a crypto asset will decline in popularity, acceptance or use, thereby impairing its price.

China A-Shares Investment Risk. The liquidity of the A-shares market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of other markets because the Chinese government restricts the flow of capital into and out of the A-shares market. BITQ may experience losses due to illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. BITQ’s investments in A-shares may become subject to frequent and widespread trading halts. In addition, Stock Connect, which is a securities trading and clearing link between the Shanghai Stock Exchange, the Shenzhen Stock Exchange and the Hong Kong Stock Exchange, only operates on days when the Chinese and Hong Kong stock markets are each open for trading and when banks in each market are open on the corresponding settlement days. BITQ may purchase and sell A-shares through Stock Connect only on days when Stock Connect and U.S. markets are open for trading. Therefore, if it is a normal trading day for the Chinese market but Hong Kong and/or U.S. markets are closed, BITQ will not be able to trade any A-shares. BITQ may be subject to the risk of price fluctuations in A-shares on such days. BITQ is also subject to the risk that it will not be able to buy or sell A-shares in a timely manner on days when the U.S. markets are open but Stock Connect is not.

Ether Risk. Ether is subject to significant volatility, rapid price fluctuations and uncertainty. While ether has experienced substantial growth in institutional adoption, regulatory recognition, and technological maturity, its value remains influenced by market sentiment, speculative investment activities, macroeconomic factors and ongoing technological developments rather than purely traditional fundamental analysis. Ethereum is an evolving blockchain platform that continues to undergo substantial upgrades, such as the transition from Proof-of-Work to Proof-of-Stake (Ethereum 2.0 or the “Merge”) and the ongoing rollout of scalability improvements (including Layer 2 solutions such as rollups). These complex technological upgrades are intended to improve Ethereum’s scalability, security, transaction throughput, energy efficiency and usability. However, each significant update introduces risks including technical vulnerabilities, potential software flaws, delays in development, operational disruptions or unintended economic impacts, any of which could negatively affect investor confidence, the adoption of the Ethereum blockchain or ether’s valuation. The regulatory environment for ether and the Ethereum blockchain remains uncertain and varied globally. While certain jurisdictions have provided increased regulatory clarity and oversight, significant regulatory risks persist. Unanticipated regulatory actions—including enforcement actions, reclassification of ether’s regulatory status (such as a security versus commodity), or significant policy changes—could materially impact ether’s value and liquidity. Investors should remain aware that shifts in regulatory classification or compliance requirements may adversely impact the viability, market perception or utility of ether. The Ethereum ecosystem relies heavily on smart contracts—computer code deployed on the Ethereum blockchain capable of automating financial transactions, asset management, and decentralized application (dApp) functionalities. While smart contracts enable substantial innovation, they remain vulnerable to coding errors, exploitation, hacks and manipulation. Past security breaches involving decentralized finance (DeFi) platforms, decentralized exchanges and smart contract-based projects have led to significant financial losses, adversely affecting market sentiment, investor confidence and ether’s valuation. Competition from other blockchain networks, sometimes referred to as “Ethereum alternatives” or “Layer 1 competitors,” remains robust. Networks offering potentially superior scalability, lower transaction fees, enhanced privacy or specific technical advantages—such as Solana, Avalanche, Cardano, Polkadot, and others—continue to attract users, developers and investors. Successful adoption and growth of competing blockchain ecosystems could limit Ethereum’s market share and ecosystem development, and thus negatively impact ether’s long-term valuation. Furthermore, the Ethereum network faces potential governance risks. Decisions regarding protocol upgrades, network policies or operational changes depend on community consensus among diverse stakeholders, including core developers, validators, decentralized autonomous organizations (DAOs), and other influential actors. Disagreements or governance failures within the Ethereum community could result in contentious blockchain forks, fragmentation of resources, diminished market confidence, or value dilution.

China Risk. BITQ’s investments in instruments that provide exposure to Chinese companies subject BITQ to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which BITQ invests. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and BITQ’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. BITQ’s investments may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, BITQ is generally expected to invest in such companies. Chinese companies are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which BITQ invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by BITQ may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by BITQ participate, or facts relating to specific companies in which BITQ invests.

Crypto Asset Risk. Certain of the Fund’s investments may be subject to the risks associated with investing in crypto assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that the technology that facilitates the transfer of a cryptocurrency could fail or be affected by connectivity disruptions, fraud or cyberattacks; that because crypto assets are a new technological innovation with a limited history, they are highly speculative assets; that future regulatory actions or policies may limit the ability to sell, exchange or use a crypto asset; that the price of a crypto asset may be impacted by the transactions of a small number of holders of such crypto asset; and that a crypto asset will decline in popularity, acceptance or use, thereby impairing its price.

Depositary Receipt Risk. Depositary receipts are subject to the risks associated with investing directly in foreign securities. In addition, investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede BITQ’s investment adviser’s ability to evaluate local companies and impact BITQ’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, BITQ may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Financial Companies Risk. Companies in the financials sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. Increased risk taking by financial companies may also result in greater overall risk in the U.S. and global financials sector. The impact of changes in capital requirements, or recent or future regulation in various countries, on any individual financial company or on the financials sector as a whole cannot be predicted.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in BITQ more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of BITQ’s portfolio holdings trade in markets that are closed when BITQ’s market is open, there may be valuation differences that could lead to differences between BITQ’s market price and the value of BITQ’s portfolio holdings.

Information Technology Companies Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Passive Investment Risk. BITQ is not actively managed and, therefore, BITQ would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the BITQ Index.

Small- and Mid-Capitalization Companies Risk. The small- and mid-capitalization companies in which BITQ invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Bitwise BITQ Option Income Strategy ETF | Liquidity Risk [Member]
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Liquidity Risk. The market for options on BITQ may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options on BITQ.

Bitwise BITQ Option Income Strategy ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Bitwise BITQ Option Income Strategy ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies or could have negative returns.

Bitwise BITQ Option Income Strategy ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not associated with any of the clearing member’s individual customers by name. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Bitwise BITQ Option Income Strategy ETF | Concentration Risk [Member]
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Concentration Risk. The Fund is susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in an industry or group of industries.

Bitwise BITQ Option Income Strategy ETF | Current Market Conditions Risk [Member]
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Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. Global financial markets have experienced periods of elevated volatility driven by geopolitical conflict, changing monetary policy, regulatory developments and trade policy uncertainty, each of which may affect asset prices and market liquidity. Monetary policy remains uncertain and central banks may raise or lower interest rates depending on economic conditions, inflation trends, and financial stability considerations. Changes in interest rates may adversely affect financial markets, liquidity and the value of certain investments held by the Fund. U.S. regulators have proposed and adopted several changes to market and issuer regulations that may directly or indirectly affect the Fund and its investments. Any regulatory changes, including those relating to securities markets, derivatives markets, digital assets, market structure or disclosure requirements could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. The political and regulatory environment in the United States remains subject to change. Political developments, legislative activity, regulatory priorities and policy decisions may affect the regulatory landscape, financial markets and investor behavior. Changes in fiscal, tax, immigration, trade or other government policies may affect economic conditions and securities markets generally. Trade policy developments may also adversely affect financial markets and economic conditions. The United States has implemented and proposed tariffs and other trade restrictions affecting various trading partners, and foreign governments have implemented or may implement retaliatory trade measures. Trade policy uncertainty, including uncertainty regarding the scope, duration, and legal authority for tariffs or other trade restrictions, may disrupt global supply chains, reduce international trade, increase costs for businesses and consumers and contribute to market volatility. Geopolitical conflicts may also adversely affect global markets. Ongoing hostilities and military actions involving the United States, Iran, Israel, and other parties in the Middle East have heightened the risk of broader regional instability and have contributed to volatility in energy markets and global financial markets. Escalation of these or other regional conflicts could disrupt energy supplies, shipping routes, and global supply chains. In addition, the conflict between Russia and Ukraine continues to contribute to geopolitical risk and may affect global markets, particularly commodities and energy markets. The economies of the United States and its trading partners, as well as financial markets generally, may also be adversely impacted by geopolitical tensions or disputes. For example, tensions between the United States and China remain ongoing, including disputes relating to trade, technology, and national security. In addition, the Chinese government continues to assert territorial claims involving Taiwan. If geopolitical tensions involving China, Taiwan, or other regions escalate, or if other geopolitical conflicts develop or worsen, economies, markets, and individual securities may be adversely affected and the value of the Fund’s assets may decline. Technological developments may also significantly affect markets and the performance of the Fund. Rapid advances in artificial intelligence, automation and digital infrastructure may transform industries, alter labor markets, and lead to new regulatory frameworks. In addition, cybersecurity incidents involving government entities, financial institutions, market infrastructure providers, or other participants could disrupt operations, compromise sensitive information, and negatively impact financial markets or the Fund’s service providers. These events, and other unforeseen developments, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Bitwise BITQ Option Income Strategy ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks due to breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks due to efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or the issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Bitwise BITQ Option Income Strategy ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

Bitwise BITQ Option Income Strategy ETF | FLEX Options Risk [Member]
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FLEX Options Risk. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Bitwise BITQ Option Income Strategy ETF | Leverage Risk [Member]
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Leverage Risk. While the Fund does not seek leveraged exposure to BITQ, the Fund seeks to achieve and maintain the exposure to the price of BITQ by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and, as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

Bitwise BITQ Option Income Strategy ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. As a “non-diversified” fund, each Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase a Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.

Bitwise BITQ Option Income Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error; processing and communication errors; errors of the Fund’s service providers, counterparties or other third parties; failed or inadequate processes; and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Bitwise BITQ Option Income Strategy ETF | Options Risk [Member]
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Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Bitwise BITQ Option Income Strategy ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may experience high levels of portfolio turnover. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Bitwise BITQ Option Income Strategy ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” or “RIC.” If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which may allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may lose its own status as a RIC if tax positions reflected by such options are large enough.

Bitwise BITQ Option Income Strategy ETF | Structural ETF Risks [Member]
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Structural ETF Risks. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Active Market Risk. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results, and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Bitwise BITQ Option Income Strategy ETF | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Bitwise BITQ Option Income Strategy ETF | Valuation Risk [Member]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.